UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s Annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Institutional Class

LSBDX

Loomis Sayles Income Fund (Formerly Loomis Sayles Bond Fund)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$67	0.64%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications along with finance companies.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,748	$10,138
02/2016	$9,774	$10,210
03/2016	$10,281	$10,303
04/2016	$10,534	$10,343
05/2016	$10,465	$10,345
06/2016	$10,641	$10,531
07/2016	$10,857	$10,598
08/2016	$10,959	$10,586
09/2016	$11,009	$10,580
10/2016	$10,898	$10,499
11/2016	$10,770	$10,250
12/2016	$10,863	$10,265
01/2017	$11,094	$10,285
02/2017	$11,230	$10,354
03/2017	$11,236	$10,349
04/2017	$11,300	$10,428
05/2017	$11,381	$10,509
06/2017	$11,506	$10,498
07/2017	$11,662	$10,543
08/2017	$11,634	$10,638
09/2017	$11,669	$10,587
10/2017	$11,596	$10,593
11/2017	$11,626	$10,580
12/2017	$11,675	$10,628
01/2018	$11,796	$10,506
02/2018	$11,669	$10,406
03/2018	$11,697	$10,473
04/2018	$11,654	$10,395
05/2018	$11,611	$10,469
06/2018	$11,612	$10,456
07/2018	$11,713	$10,459
08/2018	$11,706	$10,526
09/2018	$11,781	$10,458
10/2018	$11,569	$10,376
11/2018	$11,499	$10,438
12/2018	$11,340	$10,630
01/2019	$11,728	$10,742
02/2019	$11,832	$10,736
03/2019	$11,929	$10,942
04/2019	$12,052	$10,945
05/2019	$11,961	$11,139
06/2019	$12,259	$11,279
07/2019	$12,241	$11,304
08/2019	$12,291	$11,597
09/2019	$12,357	$11,535
10/2019	$12,437	$11,570
11/2019	$12,360	$11,564
12/2019	$12,653	$11,556
01/2020	$12,671	$11,778
02/2020	$12,400	$11,990
03/2020	$11,166	$11,920
04/2020	$11,420	$12,132
05/2020	$11,750	$12,188
06/2020	$11,919	$12,265
07/2020	$12,330	$12,448
08/2020	$12,382	$12,348
09/2020	$12,267	$12,341
10/2020	$12,199	$12,286
11/2020	$12,767	$12,406
12/2020	$12,923	$12,424
01/2021	$12,834	$12,334
02/2021	$12,766	$12,156
03/2021	$12,762	$12,005
04/2021	$12,939	$12,099
05/2021	$13,037	$12,139
06/2021	$13,281	$12,224
07/2021	$13,361	$12,361
08/2021	$13,420	$12,337
09/2021	$13,304	$12,231
10/2021	$13,362	$12,227
11/2021	$13,189	$12,263
12/2021	$13,340	$12,232
01/2022	$13,017	$11,968
02/2022	$12,811	$11,835
03/2022	$12,656	$11,506
04/2022	$12,215	$11,069
05/2022	$12,198	$11,141
06/2022	$11,671	$10,966
07/2022	$12,005	$11,234
08/2022	$11,823	$10,917
09/2022	$11,357	$10,445
10/2022	$11,355	$10,310
11/2022	$11,719	$10,689
12/2022	$11,673	$10,641
01/2023	$12,187	$10,968
02/2023	$11,884	$10,684
03/2023	$12,025	$10,956
04/2023	$12,059	$11,022
05/2023	$11,871	$10,902
06/2023	$11,978	$10,863
07/2023	$12,080	$10,856
08/2023	$12,020	$10,786
09/2023	$11,750	$10,512
10/2023	$11,477	$10,346
11/2023	$12,033	$10,815
12/2023	$12,613	$11,229
01/2024	$12,645	$11,198
02/2024	$12,543	$11,040
03/2024	$12,721	$11,142
04/2024	$12,405	$10,860
05/2024	$12,652	$11,044
06/2024	$12,754	$11,149
07/2024	$13,041	$11,409
08/2024	$13,275	$11,573
09/2024	$13,612	$11,728
10/2024	$13,429	$11,437
11/2024	$13,591	$11,558
12/2024	$13,458	$11,369
01/2025	$13,601	$11,430
02/2025	$13,795	$11,681
03/2025	$13,774	$11,685
04/2025	$13,833	$11,731
05/2025	$13,898	$11,647
06/2025	$14,146	$11,826
07/2025	$14,149	$11,795
08/2025	$14,384	$11,936
09/2025	$14,468	$12,067
10/2025	$14,517	$12,142
11/2025	$14,629	$12,217
12/2025	$14,688	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Institutional Class	9.14%	2.59%	3.92%	7.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$4,407,846,032
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	721
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,688,671

What did the Fund invest in? (% of Net Assets)

Industry Summary

Treasuries
15.8%
ABS Other
6.6%
Technology
6.2%
Cable Satellite
4.2%
Sovereigns
4.0%
Finance Companies
3.8%
Life Insurance
3.4%
Equity-Linked Notes
3.4%
Banking
3.4%
ABS Home Equity
3.2%
Other investments less than 3% of net assets*
46.0%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.0%
ABS Home Equity	3.2%
Banking	3.4%
Equity-Linked Notes	3.4%
Life Insurance	3.4%
Finance Companies	3.8%
Sovereigns	4.0%
Cable Satellite	4.2%
Technology	6.2%
ABS Other	6.6%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.5
U.S. Treasury	12.6
Not ratedFootnote Reference^	18.8
CCC	2.2
B	5.7
BB	15.1
BBB	35.9
A	6.9
AA	1.9
AAA	0.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).

Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.64% from 0.65%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSBDX

Loomis Sayles Income Fund

Annual Shareholder Report

December 31, 2025

M-LSTB99I-1225

Retail Class

LSBRX

Loomis Sayles Income Fund (Formerly Loomis Sayles Bond Fund)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$94	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications along with finance companies.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,737	$10,138
02/2016	$9,769	$10,210
03/2016	$10,268	$10,303
04/2016	$10,520	$10,343
05/2016	$10,449	$10,345
06/2016	$10,624	$10,531
07/2016	$10,838	$10,598
08/2016	$10,946	$10,586
09/2016	$10,986	$10,580
10/2016	$10,872	$10,499
11/2016	$10,741	$10,250
12/2016	$10,840	$10,265
01/2017	$11,061	$10,285
02/2017	$11,203	$10,354
03/2017	$11,199	$10,349
04/2017	$11,260	$10,428
05/2017	$11,339	$10,509
06/2017	$11,462	$10,498
07/2017	$11,607	$10,543
08/2017	$11,585	$10,638
09/2017	$11,617	$10,587
10/2017	$11,542	$10,593
11/2017	$11,570	$10,580
12/2017	$11,616	$10,628
01/2018	$11,734	$10,506
02/2018	$11,605	$10,406
03/2018	$11,631	$10,473
04/2018	$11,585	$10,395
05/2018	$11,539	$10,469
06/2018	$11,539	$10,456
07/2018	$11,627	$10,459
08/2018	$11,626	$10,526
09/2018	$11,691	$10,458
10/2018	$11,485	$10,376
11/2018	$11,412	$10,438
12/2018	$11,252	$10,630
01/2019	$11,637	$10,742
02/2019	$11,737	$10,736
03/2019	$11,823	$10,942
04/2019	$11,944	$10,945
05/2019	$11,859	$11,139
06/2019	$12,153	$11,279
07/2019	$12,133	$11,304
08/2019	$12,180	$11,597
09/2019	$12,243	$11,535
10/2019	$12,321	$11,570
11/2019	$12,241	$11,564
12/2019	$12,530	$11,556
01/2020	$12,536	$11,778
02/2020	$12,273	$11,990
03/2020	$11,053	$11,920
04/2020	$11,293	$12,132
05/2020	$11,619	$12,188
06/2020	$11,785	$12,265
07/2020	$12,191	$12,448
08/2020	$12,230	$12,348
09/2020	$12,123	$12,341
10/2020	$12,053	$12,286
11/2020	$12,605	$12,406
12/2020	$12,766	$12,424
01/2021	$12,666	$12,334
02/2021	$12,605	$12,156
03/2021	$12,599	$12,005
04/2021	$12,762	$12,099
05/2021	$12,856	$12,139
06/2021	$13,095	$12,224
07/2021	$13,172	$12,361
08/2021	$13,228	$12,337
09/2021	$13,110	$12,231
10/2021	$13,165	$12,227
11/2021	$12,991	$12,263
12/2021	$13,147	$12,232
01/2022	$12,824	$11,968
02/2022	$12,618	$11,835
03/2022	$12,462	$11,506
04/2022	$12,012	$11,069
05/2022	$12,003	$11,141
06/2022	$11,479	$10,966
07/2022	$11,807	$11,234
08/2022	$11,624	$10,917
09/2022	$11,161	$10,445
10/2022	$11,157	$10,310
11/2022	$11,514	$10,689
12/2022	$11,467	$10,641
01/2023	$11,972	$10,968
02/2023	$11,681	$10,684
03/2023	$11,807	$10,956
04/2023	$11,838	$11,022
05/2023	$11,650	$10,902
06/2023	$11,753	$10,863
07/2023	$11,851	$10,856
08/2023	$11,789	$10,786
09/2023	$11,521	$10,512
10/2023	$11,249	$10,346
11/2023	$11,795	$10,815
12/2023	$12,364	$11,229
01/2024	$12,393	$11,198
02/2024	$12,290	$11,040
03/2024	$12,464	$11,142
04/2024	$12,149	$10,860
05/2024	$12,379	$11,044
06/2024	$12,487	$11,149
07/2024	$12,757	$11,409
08/2024	$12,995	$11,573
09/2024	$13,314	$11,728
10/2024	$13,131	$11,437
11/2024	$13,287	$11,558
12/2024	$13,153	$11,369
01/2025	$13,291	$11,430
02/2025	$13,479	$11,681
03/2025	$13,457	$11,685
04/2025	$13,511	$11,731
05/2025	$13,572	$11,647
06/2025	$13,814	$11,826
07/2025	$13,814	$11,795
08/2025	$14,041	$11,936
09/2025	$14,122	$12,067
10/2025	$14,155	$12,142
11/2025	$14,261	$12,217
12/2025	$14,328	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Retail Class	8.93%	2.34%	3.66%	7.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$4,407,846,032
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	721
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,688,671

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.0%
ABS Home Equity	3.2%
Banking	3.4%
Equity-Linked Notes	3.4%
Life Insurance	3.4%
Finance Companies	3.8%
Sovereigns	4.0%
Cable Satellite	4.2%
Technology	6.2%
ABS Other	6.6%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.5
U.S. Treasury	12.6
Not ratedFootnote Reference^	18.8
CCC	2.2
B	5.7
BB	15.1
BBB	35.9
A	6.9
AA	1.9
AAA	0.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).

Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.89% from 0.90%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LSBRX

Loomis Sayles Income Fund

Annual Shareholder Report

December 31, 2025

M-LSTB99R-1225

Admin Class

LBFAX

Loomis Sayles Income Fund (Formerly Loomis Sayles Bond Fund)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$118	1.13%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications along with finance companies.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Admin Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,742	$10,138
02/2016	$9,772	$10,210
03/2016	$10,271	$10,303
04/2016	$10,514	$10,343
05/2016	$10,440	$10,345
06/2016	$10,613	$10,531
07/2016	$10,825	$10,598
08/2016	$10,932	$10,586
09/2016	$10,971	$10,580
10/2016	$10,855	$10,499
11/2016	$10,721	$10,250
12/2016	$10,817	$10,265
01/2017	$11,037	$10,285
02/2017	$11,169	$10,354
03/2017	$11,162	$10,349
04/2017	$11,222	$10,428
05/2017	$11,306	$10,509
06/2017	$11,427	$10,498
07/2017	$11,570	$10,543
08/2017	$11,537	$10,638
09/2017	$11,575	$10,587
10/2017	$11,498	$10,593
11/2017	$11,523	$10,580
12/2017	$11,566	$10,628
01/2018	$11,681	$10,506
02/2018	$11,542	$10,406
03/2018	$11,565	$10,473
04/2018	$11,525	$10,395
05/2018	$11,477	$10,469
06/2018	$11,474	$10,456
07/2018	$11,561	$10,459
08/2018	$11,557	$10,526
09/2018	$11,620	$10,458
10/2018	$11,412	$10,376
11/2018	$11,337	$10,438
12/2018	$11,174	$10,630
01/2019	$11,555	$10,742
02/2019	$11,645	$10,736
03/2019	$11,736	$10,942
04/2019	$11,854	$10,945
05/2019	$11,767	$11,139
06/2019	$12,049	$11,279
07/2019	$12,035	$11,304
08/2019	$12,071	$11,597
09/2019	$12,131	$11,535
10/2019	$12,206	$11,570
11/2019	$12,124	$11,564
12/2019	$12,408	$11,556
01/2020	$12,412	$11,778
02/2020	$12,148	$11,990
03/2020	$10,941	$11,920
04/2020	$11,178	$12,132
05/2020	$11,499	$12,188
06/2020	$11,662	$12,265
07/2020	$12,053	$12,448
08/2020	$12,098	$12,348
09/2020	$11,980	$12,341
10/2020	$11,917	$12,286
11/2020	$12,463	$12,406
12/2020	$12,611	$12,424
01/2021	$12,518	$12,334
02/2021	$12,447	$12,156
03/2021	$12,437	$12,005
04/2021	$12,606	$12,099
05/2021	$12,697	$12,139
06/2021	$12,931	$12,224
07/2021	$12,995	$12,361
08/2021	$13,048	$12,337
09/2021	$12,938	$12,231
10/2021	$12,980	$12,227
11/2021	$12,814	$12,263
12/2021	$12,956	$12,232
01/2022	$12,635	$11,968
02/2022	$12,428	$11,835
03/2022	$12,280	$11,506
04/2022	$11,843	$11,069
05/2022	$11,822	$11,141
06/2022	$11,301	$10,966
07/2022	$11,623	$11,234
08/2022	$11,449	$10,917
09/2022	$10,989	$10,445
10/2022	$10,983	$10,310
11/2022	$11,334	$10,689
12/2022	$11,284	$10,641
01/2023	$11,770	$10,968
02/2023	$11,481	$10,684
03/2023	$11,614	$10,956
04/2023	$11,642	$11,022
05/2023	$11,454	$10,902
06/2023	$11,553	$10,863
07/2023	$11,648	$10,856
08/2023	$11,573	$10,786
09/2023	$11,317	$10,512
10/2023	$11,047	$10,346
11/2023	$11,583	$10,815
12/2023	$12,130	$11,229
01/2024	$12,156	$11,198
02/2024	$12,064	$11,040
03/2024	$12,232	$11,142
04/2024	$11,919	$10,860
05/2024	$12,143	$11,044
06/2024	$12,248	$11,149
07/2024	$12,510	$11,409
08/2024	$12,731	$11,573
09/2024	$13,053	$11,728
10/2024	$12,871	$11,437
11/2024	$13,011	$11,558
12/2024	$12,886	$11,369
01/2025	$13,009	$11,430
02/2025	$13,202	$11,681
03/2025	$13,166	$11,685
04/2025	$13,217	$11,731
05/2025	$13,285	$11,647
06/2025	$13,509	$11,826
07/2025	$13,506	$11,795
08/2025	$13,727	$11,936
09/2025	$13,803	$12,067
10/2025	$13,844	$12,142
11/2025	$13,945	$12,217
12/2025	$13,995	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/31/97
Admin Class	8.60%	2.11%	3.42%	6.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$4,407,846,032
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	721
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,688,671

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.0%
ABS Home Equity	3.2%
Banking	3.4%
Equity-Linked Notes	3.4%
Life Insurance	3.4%
Finance Companies	3.8%
Sovereigns	4.0%
Cable Satellite	4.2%
Technology	6.2%
ABS Other	6.6%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.5
U.S. Treasury	12.6
Not ratedFootnote Reference^	18.8
CCC	2.2
B	5.7
BB	15.1
BBB	35.9
A	6.9
AA	1.9
AAA	0.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).

Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 1.14% from 1.15%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

LBFAX

Loomis Sayles Income Fund

Annual Shareholder Report

December 31, 2025

M-LSTB99AD-1225

Class N

LSBNX

Loomis Sayles Income Fund (Formerly Loomis Sayles Bond Fund)

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478  or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$62	0.59%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

•High-yield corporate credit selection was another source of strength, led by names in communications along with finance companies.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,749	$10,138
02/2016	$9,783	$10,210
03/2016	$10,283	$10,303
04/2016	$10,537	$10,343
05/2016	$10,469	$10,345
06/2016	$10,646	$10,531
07/2016	$10,863	$10,598
08/2016	$10,974	$10,586
09/2016	$11,017	$10,580
10/2016	$10,906	$10,499
11/2016	$10,779	$10,250
12/2016	$10,880	$10,265
01/2017	$11,104	$10,285
02/2017	$11,250	$10,354
03/2017	$11,248	$10,349
04/2017	$11,313	$10,428
05/2017	$11,403	$10,509
06/2017	$11,529	$10,498
07/2017	$11,677	$10,543
08/2017	$11,650	$10,638
09/2017	$11,694	$10,587
10/2017	$11,622	$10,593
11/2017	$11,653	$10,580
12/2017	$11,703	$10,628
01/2018	$11,824	$10,506
02/2018	$11,689	$10,406
03/2018	$11,718	$10,473
04/2018	$11,684	$10,395
05/2018	$11,641	$10,469
06/2018	$11,635	$10,456
07/2018	$11,736	$10,459
08/2018	$11,739	$10,526
09/2018	$11,806	$10,458
10/2018	$11,594	$10,376
11/2018	$11,533	$10,438
12/2018	$11,366	$10,630
01/2019	$11,765	$10,742
02/2019	$11,861	$10,736
03/2019	$11,959	$10,942
04/2019	$12,084	$10,945
05/2019	$12,001	$11,139
06/2019	$12,292	$11,279
07/2019	$12,284	$11,304
08/2019	$12,326	$11,597
09/2019	$12,393	$11,535
10/2019	$12,475	$11,570
11/2019	$12,398	$11,564
12/2019	$12,702	$11,556
01/2020	$12,711	$11,778
02/2020	$12,449	$11,990
03/2020	$11,210	$11,920
04/2020	$11,456	$12,132
05/2020	$11,789	$12,188
06/2020	$11,969	$12,265
07/2020	$12,383	$12,448
08/2020	$12,426	$12,348
09/2020	$12,311	$12,341
10/2020	$12,253	$12,286
11/2020	$12,815	$12,406
12/2020	$12,982	$12,424
01/2021	$12,884	$12,334
02/2021	$12,826	$12,156
03/2021	$12,822	$12,005
04/2021	$12,991	$12,099
05/2021	$13,090	$12,139
06/2021	$13,336	$12,224
07/2021	$13,418	$12,361
08/2021	$13,478	$12,337
09/2021	$13,362	$12,231
10/2021	$13,421	$12,227
11/2021	$13,248	$12,263
12/2021	$13,400	$12,232
01/2022	$13,076	$11,968
02/2022	$12,879	$11,835
03/2022	$12,714	$11,506
04/2022	$12,271	$11,069
05/2022	$12,254	$11,141
06/2022	$11,725	$10,966
07/2022	$12,062	$11,234
08/2022	$11,879	$10,917
09/2022	$11,410	$10,445
10/2022	$11,409	$10,310
11/2022	$11,776	$10,689
12/2022	$11,730	$10,641
01/2023	$12,248	$10,968
02/2023	$11,954	$10,684
03/2023	$12,097	$10,956
04/2023	$12,120	$11,022
05/2023	$11,932	$10,902
06/2023	$12,040	$10,863
07/2023	$12,154	$10,856
08/2023	$12,083	$10,786
09/2023	$11,812	$10,512
10/2023	$11,538	$10,346
11/2023	$12,109	$10,815
12/2023	$12,682	$11,229
01/2024	$12,715	$11,198
02/2024	$12,624	$11,040
03/2024	$12,804	$11,142
04/2024	$12,485	$10,860
05/2024	$12,724	$11,044
06/2024	$12,838	$11,149
07/2024	$13,117	$11,409
08/2024	$13,364	$11,573
09/2024	$13,693	$11,728
10/2024	$13,510	$11,437
11/2024	$13,673	$11,558
12/2024	$13,540	$11,369
01/2025	$13,685	$11,430
02/2025	$13,880	$11,681
03/2025	$13,860	$11,685
04/2025	$13,919	$11,731
05/2025	$13,985	$11,647
06/2025	$14,237	$11,826
07/2025	$14,240	$11,795
08/2025	$14,477	$11,936
09/2025	$14,563	$12,067
10/2025	$14,613	$12,142
11/2025	$14,726	$12,217
12/2025	$14,787	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	9.21%	2.64%	3.99%	3.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$4,407,846,032
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	721
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,688,671

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.0%
ABS Home Equity	3.2%
Banking	3.4%
Equity-Linked Notes	3.4%
Life Insurance	3.4%
Finance Companies	3.8%
Sovereigns	4.0%
Cable Satellite	4.2%
Technology	6.2%
ABS Other	6.6%
Treasuries	15.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.5
U.S. Treasury	12.6
Not ratedFootnote Reference^	18.8
CCC	2.2
B	5.7
BB	15.1
BBB	35.9
A	6.9
AA	1.9
AAA	0.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Name change: Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).

Objective change: Effective December 31, 2025, the Fund’s investment objective was replaced as follows: The Fund seeks to provide income with a secondary objective of capital appreciation.

Expenses: Effective July 1, 2025, the expense limit as a percentage of average daily net assets was reduced to 0.59% from 0.60%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSBNX

Loomis Sayles Income Fund

Annual Shareholder Report

December 31, 2025

M-LSTB99N-1225

Institutional Class

LSIGX

Loomis Sayles Investment Grade Fixed Income Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Loomis Sayles Investment Grade Fixed Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$55	0.53%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Allocation to non-U.S. dollar securities was a contributor to performance over the year, driven by strong results from South African local securities.

•Our selection to investment grade corporate credits was a contributor, as select names in insurance and energy were beneficial.

•Exposure to convertible bonds added to excess returns, with select positions in the communications sector continuing to deliver positive impacts.

Top Detractors from Performance

•Our duration and yield curve positioning detracted from performance over the year.

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index
12/2015	$10,000	$10,000
01/2016	$9,955	$10,138
02/2016	$10,033	$10,210
03/2016	$10,399	$10,303
04/2016	$10,560	$10,343
05/2016	$10,490	$10,345
06/2016	$10,649	$10,531
07/2016	$10,800	$10,598
08/2016	$10,862	$10,586
09/2016	$10,850	$10,580
10/2016	$10,756	$10,499
11/2016	$10,603	$10,250
12/2016	$10,641	$10,265
01/2017	$10,872	$10,285
02/2017	$10,963	$10,354
03/2017	$10,985	$10,349
04/2017	$11,067	$10,428
05/2017	$11,161	$10,509
06/2017	$11,288	$10,498
07/2017	$11,427	$10,543
08/2017	$11,447	$10,638
09/2017	$11,472	$10,587
10/2017	$11,445	$10,593
11/2017	$11,479	$10,580
12/2017	$11,536	$10,628
01/2018	$11,601	$10,506
02/2018	$11,419	$10,406
03/2018	$11,432	$10,473
04/2018	$11,384	$10,395
05/2018	$11,336	$10,469
06/2018	$11,312	$10,456
07/2018	$11,524	$10,459
08/2018	$11,533	$10,526
09/2018	$11,617	$10,458
10/2018	$11,363	$10,376
11/2018	$11,346	$10,438
12/2018	$11,296	$10,630
01/2019	$11,626	$10,742
02/2019	$11,719	$10,736
03/2019	$11,790	$10,942
04/2019	$11,829	$10,945
05/2019	$11,779	$11,139
06/2019	$12,100	$11,279
07/2019	$12,081	$11,304
08/2019	$12,111	$11,597
09/2019	$12,136	$11,535
10/2019	$12,245	$11,570
11/2019	$12,204	$11,564
12/2019	$12,353	$11,556
01/2020	$12,359	$11,778
02/2020	$12,262	$11,990
03/2020	$11,487	$11,920
04/2020	$11,696	$12,132
05/2020	$12,012	$12,188
06/2020	$12,217	$12,265
07/2020	$12,712	$12,448
08/2020	$12,727	$12,348
09/2020	$12,686	$12,341
10/2020	$12,666	$12,286
11/2020	$13,135	$12,406
12/2020	$13,241	$12,424
01/2021	$13,098	$12,334
02/2021	$12,985	$12,156
03/2021	$12,919	$12,005
04/2021	$13,053	$12,099
05/2021	$13,142	$12,139
06/2021	$13,254	$12,224
07/2021	$13,348	$12,361
08/2021	$13,396	$12,337
09/2021	$13,282	$12,231
10/2021	$13,330	$12,227
11/2021	$13,249	$12,263
12/2021	$13,347	$12,232
01/2022	$13,079	$11,968
02/2022	$12,879	$11,835
03/2022	$12,647	$11,506
04/2022	$12,229	$11,069
05/2022	$12,256	$11,141
06/2022	$11,943	$10,966
07/2022	$12,226	$11,234
08/2022	$11,990	$10,917
09/2022	$11,520	$10,445
10/2022	$11,389	$10,310
11/2022	$11,784	$10,689
12/2022	$11,748	$10,641
01/2023	$12,215	$10,968
02/2023	$11,906	$10,684
03/2023	$12,170	$10,956
04/2023	$12,242	$11,022
05/2023	$12,083	$10,902
06/2023	$12,084	$10,863
07/2023	$12,126	$10,856
08/2023	$12,064	$10,786
09/2023	$11,793	$10,512
10/2023	$11,616	$10,346
11/2023	$12,181	$10,815
12/2023	$12,689	$11,229
01/2024	$12,735	$11,198
02/2024	$12,595	$11,040
03/2024	$12,732	$11,142
04/2024	$12,434	$10,860
05/2024	$12,660	$11,044
06/2024	$12,771	$11,149
07/2024	$13,057	$11,409
08/2024	$13,282	$11,573
09/2024	$13,483	$11,728
10/2024	$13,165	$11,437
11/2024	$13,318	$11,558
12/2024	$13,087	$11,369
01/2025	$13,186	$11,430
02/2025	$13,453	$11,681
03/2025	$13,416	$11,685
04/2025	$13,392	$11,731
05/2025	$13,372	$11,647
06/2025	$13,622	$11,826
07/2025	$13,613	$11,795
08/2025	$13,764	$11,936
09/2025	$13,945	$12,067
10/2025	$13,997	$12,142
11/2025	$14,088	$12,217
12/2025	$14,080	$12,199

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/28/06
Institutional Class	7.59%	1.24%	3.48%	6.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%	-%

Key Fund Statistics

Total Net Assets	$191,202,491
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	609
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$724,965

What did the Fund invest in? (% of Net Assets)

Industry Summary

Treasuries
18.3%
ABS Other
7.9%
Technology
6.4%
Collateralized Loan Obligations
6.4%
ABS Car Loan
5.1%
Banking
4.6%
ABS Home Equity
3.8%
Finance Companies
3.4%
Other investments less than 3% of net assets*
44.1%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.1%
Finance Companies	3.4%
ABS Home Equity	3.8%
Banking	4.6%
ABS Car Loan	5.1%
Collateralized Loan Obligations	6.4%
Technology	6.4%
ABS Other	7.9%
Treasuries	18.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.7
US Treasury	16.4
Not ratedFootnote Reference^	21.1
CCC	0.7
B	1.9
BB	6.4
BBB	39.6
A	7.9
AA	1.8
AAA	2.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSIGX

Loomis Sayles Investment Grade Fixed Income Fund

Annual Shareholder Report

December 31, 2025

M-LSTIG99I-1225

(b) Not Applicable.

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial and accounting officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.  Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25
Loomis Sayles Income Fund and Loomis Sayles Investment Grade Fixed Income Fund	$116,151	$119,635	$929	$927	$18,226	$18,772	$---	$--

1.	Audit-related fees consist of:

2024 & 2025 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2024 & 2025 – review of the Registrant’s tax returns (2024 & 2025) and consulting services related to a portfolio investment (2025).

Aggregate fees billed to the Registrant for non-audit services during 2024 and 2025 were $19,155 and $19,699, respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and entities controlling, controlled by or under common control with Loomis Sayles (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25
Control Affiliates	$--	$--	$--	$--	$--	$245,000

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis Sayles and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	1/1/24- 12/31/24	1/1/25- 12/31/25
Control Affiliates	$55,000	$245,000

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements and Other Important Information are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Loomis Sayles Income Fund
Loomis Sayles Investment Grade Fixed Income Fund
Annual Financial Statements and Other Important Information
December 31, 2025

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund*

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 87.3% of Net Assets

Non-Convertible Bonds — 86.3%
	ABS Car Loan — 2.4%
$2,030,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	$2,054,246
2,045,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	2,076,877
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028(a)	3,395,802
1,095,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.260%, 10/20/2027(a)	1,104,171
1,155,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	1,170,613
1,465,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	1,485,566
1,320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	1,397,847
765,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	796,177
7,005,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	7,195,953
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,247,798
175,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	178,976
956,142	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	936,481
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,952,985
900,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	917,965
2,420,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	2,430,694
3,391,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,404,944
1,650,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,689,216
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$2,245,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	$2,324,079
1,930,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	1,950,641
2,000,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	2,030,138
3,820,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	3,896,413
2,875,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	2,888,153
4,987,604	FHF Issuer Trust, Series 2025-1A, Class A2, 4.920%, 2/15/2031(a)	4,974,184
7,765,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	7,772,563
2,820,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,898,713
2,700,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	2,719,980
150,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	150,084
2,155,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	2,164,894
2,915,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	2,982,546
2,225,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	2,280,856
215,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.430%, 1/15/2031(a)	222,273
775,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	797,234
375,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	378,907
2,020,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	2,035,176
525,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	532,393
130,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	132,717
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$160,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.150%, 6/16/2031(a)	$164,894
450,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	455,727
375,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	378,809
8,375,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	8,513,924
3,110,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.984%, 12/20/2030(a)(b)	3,112,388
7,605,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	7,837,675
505,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	513,267
310,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	318,682
430,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	445,626
6,320,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	6,534,048
1,615,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	1,649,277
		107,492,572
	ABS Credit Card — 0.8%
9,695,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	9,851,623
6,900,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	6,932,244
2,605,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B, 6.160%, 12/22/2031(a)	2,599,678
4,875,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class C, 8.290%, 12/22/2031(a)	4,864,421
3,940,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	3,960,278
Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — continued
$4,730,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	$4,762,792
3,905,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	3,950,333
		36,921,369
	ABS Home Equity — 3.2%
2,565,807	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	2,506,379
5,175,000	CAFL Issuer LLC, Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	5,175,000
3,660,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	3,668,162
2,280,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	2,086,091
2,715,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053(a)	2,449,207
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	2,939,784
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	7,859,119
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	5,164,998
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	3,056,808
1,199,518	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	1,086,847
12,521,418	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	12,222,821
6,265,507	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	6,113,205
5,456,996	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	5,458,864
1,805,007	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.650%, 11/25/2060(a)(b)	1,806,390
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	1,578,946
6,000,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	6,027,799
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$6,090,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	$6,144,739
3,025,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	3,032,052
2,688,034	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	2,508,843
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	3,490,737
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	912,641
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	4,439,239
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	2,269,820
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	4,959,947
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	1,357,096
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,599,273
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	1,106,790
2,345,151	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	2,346,360
965,175	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	966,975
6,500,172	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	6,509,713
5,986,271	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	5,992,161
7,175,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	7,245,082
1,280,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	1,284,895
262,553	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	259,655
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	1,055,068
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038(a)	1,990,485
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038(a)	$5,293,767
7,725,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	7,739,729
		141,705,487
	ABS Other — 6.6%
9,344,918	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	9,471,149
550,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	551,167
3,370,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	3,374,684
4,577,108	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	4,671,543
15,290,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	15,409,705
853,449	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	838,203
4,089,930	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	4,072,609
1,314,756	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,352,694
535,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	546,138
1,185,439	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	1,193,019
2,554,057	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	2,441,748
1,581,243	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	1,570,534
4,013,922	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	3,986,760
9,455,000	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	9,437,083
2,459,845	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	2,323,597
4,915,658	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	4,881,449
4,250,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	4,293,184
4,325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	4,380,382
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$860,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	$868,752
2,265,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	2,173,404
7,625,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	7,560,416
252,196	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	241,485
2,762,053	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	2,637,271
1,032,604	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	1,081,163
499,739	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	509,277
4,445,163	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	4,492,362
3,158,406	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	3,172,587
294,310	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029(a)	294,056
4,840,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	4,984,837
6,970,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	7,768,964
7,390,000	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	7,429,632
7,326,902	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	7,328,060
1,323,825	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	1,340,859
203,343	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	208,926
179,738	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	185,548
426,825	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	435,121
1,215,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	1,228,313
665,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	673,999
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$2,705,100	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	$2,684,175
5,321,780	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	5,296,299
3,665,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	3,684,227
175,738	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	175,714
968,227	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	971,151
4,962,673	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	4,754,818
815,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	834,893
726,415	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	729,202
3,750,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	3,848,190
3,285,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	3,326,168
468,765	Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.100%, 6/20/2053(a)	460,960
3,784,260	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039(a)	3,608,597
11,097,348	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	10,599,334
2,280,000	Octane Receivables Trust, Series 2025-1A, Class D, 5.400%, 12/22/2031(a)	2,283,406
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	5,073,042
2,986,633	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	3,004,048
6,735,000	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	6,774,164
1,424,639	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	1,455,877
2,985,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	2,996,994
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$2,790,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	$2,722,105
1,790,000	Regional Management Issuance Trust, Series 2025-2, Class D, 6.010%, 11/16/2037(a)	1,782,362
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031(a)	793,733
3,270,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	3,303,118
1,115,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	1,135,001
3,290,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	3,368,082
705,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	724,952
700,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	728,190
1,755,000	SCF Equipment Leasing LLC, Series 2025-2A, Class E, 6.210%, 6/20/2036(a)	1,751,353
1,396,500	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	1,394,717
5,335,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	5,457,095
10,950,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	10,711,662
5,665,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	5,715,696
765,104	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	752,258
809,858	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class C, 4.980%, 8/22/2044(a)	811,535
626,410	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class D, 6.540%, 8/22/2044(a)	627,057
5,233,184	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	5,257,142
1,558,497	Slam Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	1,597,600
389,372	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	404,743
2,155,631	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	2,180,109
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$708,396	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	$661,884
1,900,677	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	921,575
5,437,618	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	4,778,745
1,928,618	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,859,275
660,333	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	602,015
1,663,228	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,641,382
6,754,100	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	6,783,919
10,240,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.126%, 11/15/2027(a)(b)	10,228,787
1,675,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	1,681,521
2,678,161	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	2,580,045
3,326,986	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	3,374,180
10,597,496	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	10,012,667
972,029	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	995,453
		289,311,897
	ABS Residential Mortgage — 1.5%
6,288,317	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	6,299,224
7,120,000	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	7,119,730
4,039,847	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	4,045,500
495,557	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	496,880
3,233,102	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	3,252,436
2,870,097	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	2,881,227
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$7,493,919	PRET LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	$7,511,131
8,598,604	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	8,626,130
8,861,859	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	8,865,208
3,897,578	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	3,906,120
7,887,204	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	7,903,827
6,066,150	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	6,080,232
		66,987,645
	ABS Student Loan — 0.7%
1,624,704	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	1,663,840
905,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	930,189
1,466,642	College Avenue Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055(a)	1,389,586
459,932	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046(a)(b)	382,319
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,865,190
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	4,283,040
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062(a)	2,918,774
2,345,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	2,106,629
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062(a)	1,850,281
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062(a)	757,489
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	5,145,260
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051(a)	6,224,857
		29,517,454
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — 0.5%
$9,470,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	$9,610,336
400,475	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	395,828
2,136,400	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	2,265,299
633,712	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	655,024
3,402,800	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,257,889
770,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	729,869
3,239,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	3,292,152
3,010,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	3,100,655
		23,307,052
	Aerospace & Defense — 1.6%
1,750,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	1,806,602
935,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	972,706
21,550,000	Boeing Co., 5.150%, 5/01/2030	22,142,844
24,315,000	Boeing Co., 5.805%, 5/01/2050	23,916,097
555,000	Boeing Co., 5.930%, 5/01/2060	544,209
2,960,000	Boeing Co., 6.528%, 5/01/2034	3,274,822
12,190,000	Boeing Co., 6.858%, 5/01/2054	13,691,060
3,805,000	Boeing Co., 7.008%, 5/01/2064	4,323,433
97,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	99,277
93,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	97,325
		70,868,375
	Agency Commercial Mortgage-Backed Securities — 0.0%
2,290,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	2,303,436
	Apartment REITs — 0.1%
2,725,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035,	2,689,606
	Automotive — 0.3%
3,345,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	3,305,433
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$3,455,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	$3,511,904
5,090,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	4,977,691
3,490,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	3,522,073
		15,317,101
	Banking — 3.4%
20,675,000	Bank of America Corp., (fixed rate to 2/12/2035, variable rate thereafter), 5.744%, 2/12/2036	21,543,305
2,930,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	3,010,428
4,575,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	4,551,923
16,035,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	16,662,147
551,000	Morgan Stanley, (fixed rate to 1/18/2034, variable rate thereafter), 5.466%, 1/18/2035	572,751
17,675,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	18,599,728
2,533,000	Morgan Stanley, (fixed rate to 11/01/2033, variable rate thereafter), 6.627%, 11/01/2034	2,832,319
4,095,000	Morgan Stanley, Series I, (fixed rate to 10/22/2035, variable rate thereafter), 4.892%, 10/22/2036	4,058,749
10,510,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	10,532,851
92,000	Synchrony Financial, 7.250%, 2/02/2033	98,827
2,795,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	2,865,714
6,436,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	6,707,446
8,805,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	9,258,150
510,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	473,164
7,185,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(c)	7,296,820
4,690,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	4,358,769
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	$22,832,639
12,410,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	12,371,244
		148,626,974
	Brokerage — 1.0%
5,235,000	BGC Group, Inc., 6.150%, 4/02/2030	5,420,548
5,915,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	6,099,518
2,275,000	Citadel LP, 6.000%, 1/23/2030(a)	2,376,513
1,725,000	Citadel LP, 6.375%, 1/23/2032(a)	1,830,838
6,584,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	6,872,355
95,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	99,823
11,745,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	12,395,629
5,731,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	6,072,289
2,579,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	2,694,075
		43,861,588
	Building Materials — 2.1%
3,325,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	3,428,886
23,309,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	22,319,668
15,360,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	15,313,266
12,380,000	CRH America Finance, Inc., 5.000%, 2/09/2036	12,422,746
9,349,000	Eagle Materials, Inc., 5.000%, 3/15/2036	9,157,640
5,495,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	5,608,884
7,820,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	8,027,676
14,080,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	14,655,590
		90,934,356
	Cable Satellite — 4.0%
264,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	261,911
18,325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	11,026,652
2,105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	2,172,477
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$4,875,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	$5,127,308
2,430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	2,559,860
2,275,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	1,377,645
950,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	582,543
815,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	497,150
46,092,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	16,463,653
1,665,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	587,786
19,355,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	14,042,552
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	513,924
6,213,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	6,286,276
100,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	101,344
6,437,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	6,578,947
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	25,795,281
10,570,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	10,377,123
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	14,539,844
41,025,000	EchoStar Corp., 10.750%, 11/30/2029	45,365,494
12,146,821	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(d)	12,444,037
970,000	Time Warner Cable LLC, 6.550%, 5/01/2037	989,845
		177,691,652
	Chemicals — 0.1%
147,000	Ashland, Inc., 3.375%, 9/01/2031(a)	134,461
1,456,000	Chemours Co., 5.750%, 11/15/2028(a)	1,415,975
4,780,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	4,822,036
		6,372,472
	Construction Machinery — 0.6%
2,300,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,374,851
3,425,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	3,533,791
106,000	United Rentals North America, Inc., 3.750%, 1/15/2032	99,448
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — continued
$104,000	United Rentals North America, Inc., 3.875%, 2/15/2031	$99,185
8,856,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	8,849,731
11,225,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	11,692,780
		26,649,786
	Consumer Cyclical Services — 0.4%
10,513,000	Expedia Group, Inc., 5.400%, 2/15/2035	10,783,300
5,725,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	5,409,901
63,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	64,940
		16,258,141
	Consumer Products — 0.0%
66,000	Acushnet Co., 5.625%, 12/01/2033(a)	66,742
	Diversified Manufacturing — 0.0%
96,000	Esab Corp., 6.250%, 4/15/2029(a)	98,709
	Electric — 0.9%
26,239,492	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	25,041,019
7,160,000	Duke Energy Corp., 5.450%, 6/15/2034	7,455,655
2,250,000	Southern Power Co., Series B, 4.900%, 10/01/2035	2,225,755
1,480,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	1,475,250
1,895,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	1,955,947
132,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	130,779
		38,284,405
	Environmental — 0.2%
6,670,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	6,842,113
44,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	45,281
100,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	98,333
93,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	97,573
		7,083,300
	Finance Companies — 3.8%
14,055,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	14,027,490
24,185,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	25,048,373
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$2,060,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 5.916%, 1/15/2067(a)(b)	$1,346,828
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	16,932,038
4,205,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,376,099
2,825,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	2,883,964
6,235,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	6,498,772
375,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	375,142
6,740,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,995,244
13,520,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	14,342,503
3,484,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	3,461,574
3,160,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,244,076
62,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	64,966
63,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	66,523
3,880,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	4,017,982
666,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	701,075
1,221,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,311,424
123,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	129,008
129,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	130,908
1,765,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,789,215
5,205,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	5,283,587
650,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	681,133
1,390,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,486,569
9,529,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	9,203,807
28,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	27,292,304
8,134,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	7,557,268
6,165,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	6,305,816
		165,553,688
Principal Amount (‡)	Description	Value (†)

	Food & Beverage — 0.8%
$1,380,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	$1,524,624
9,610,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	9,765,276
4,060,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	4,269,044
68,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	65,778
69,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	65,735
67,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	65,505
14,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	12,933
995,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	971,386
15,455,000	Pilgrim's Pride Corp., 6.250%, 7/01/2033	16,521,557
239,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	265,060
3,135,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	2,972,127
103,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	100,298
		36,599,323
	Gaming — 0.1%
5,055,000	GLP Capital LP/GLP Financing II, Inc., 5.625%, 9/15/2034	5,128,542
415,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	426,232
		5,554,774
	Health Insurance — 0.6%
14,610,000	Centene Corp., 4.625%, 12/15/2029	14,170,878
73,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	67,736
6,545,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	5,944,020
66,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	67,285
8,187,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	8,408,294
		28,658,213
	Healthcare — 0.5%
139,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	132,919
135,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	140,906
830,000	HCA, Inc., 4.900%, 11/15/2035	818,651
2,635,000	HCA, Inc., 5.450%, 9/15/2034	2,711,534
5,836,000	HCA, Inc., 5.500%, 6/01/2033	6,071,657
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$11,355,000	HCA, Inc., 5.600%, 4/01/2034	$11,842,354
93,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	97,151
		21,815,172
	Home Construction — 0.6%
3,265,000	DR Horton, Inc., 5.500%, 10/15/2035	3,399,989
15,560,000	Meritage Homes Corp., 5.650%, 3/15/2035	15,897,285
131,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	131,790
6,395,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	6,579,764
		26,008,828
	Independent Energy — 2.8%
4,170,000	Aker BP ASA, 5.125%, 10/01/2034(a)	4,079,091
6,770,000	Aker BP ASA, 6.000%, 6/13/2033(a)	7,084,503
22,355,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	22,757,248
5,129,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	5,191,897
548,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	566,696
2,475,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	2,550,223
2,020,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	2,117,081
93,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	96,478
41,847,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	42,909,293
69,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	65,478
2,190,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	2,159,898
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	12,099,719
353,000	Matador Resources Co., 6.500%, 4/15/2032(a)	358,000
2,104,000	Matador Resources Co., 6.875%, 4/15/2028(a)	2,150,048
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	2,705
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	1,242
4,621,000	SM Energy Co., 6.750%, 8/01/2029(a)	4,654,928
47,000	SM Energy Co., 7.000%, 8/01/2032(a)	46,204
14,460,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	14,756,864
		123,647,596
	Industrial Other — 0.1%
187,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	197,122
3,544,000	TopBuild Corp., 5.625%, 1/31/2034(a)	3,585,063
		3,782,185
Principal Amount (‡)	Description	Value (†)

	Integrated Energy — 0.0%
$2,250,000	Cenovus Energy, Inc., 5.400%, 3/20/2036	$2,247,048
	Leisure — 1.8%
10,875,000	Carnival Corp., 5.750%, 3/15/2030(a)	11,183,980
5,430,000	Carnival Corp., 5.750%, 8/01/2032(a)	5,572,706
9,775,000	Carnival Corp., 6.125%, 2/15/2033(a)	10,093,567
3,919,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	3,704,829
2,280,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	2,334,543
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	3,800,458
4,510,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	4,528,887
9,215,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	9,420,649
11,095,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	11,399,516
4,130,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	4,273,527
14,228,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	14,448,007
		80,760,669
	Life Insurance — 3.4%
130,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	131,298
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	4,487,880
2,030,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,436,335
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,572,697
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	64,064,868
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	51,482,427
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	14,143,990
		150,319,495
	Lodging — 1.1%
2,010,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	2,049,318
107,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	99,326
2,957,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	2,977,308
96,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	99,409
2,324,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	2,382,070
5,240,000	Marriott International, Inc., 5.300%, 5/15/2034	5,404,359
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	Lodging — continued
$9,975,000	Marriott International, Inc., 5.500%, 4/15/2037	$10,211,239
3,489,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	3,333,419
135,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	132,979
10,440,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	10,218,340
10,574,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	10,310,260
		47,218,027
	Media Entertainment — 1.5%
4,705,000	AppLovin Corp., 5.125%, 12/01/2029	4,826,037
2,765,000	AppLovin Corp., 5.375%, 12/01/2031	2,867,222
13,775,000	AppLovin Corp., 5.500%, 12/01/2034	14,153,147
17,383,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	18,365,055
587,000	Discovery Communications LLC, 3.625%, 5/15/2030	540,411
2,220,000	Discovery Communications LLC, 6.350%, 6/01/2040	1,838,730
5,555,000	Meta Platforms, Inc., 4.875%, 11/15/2035	5,547,556
7,525,000	Meta Platforms, Inc., 5.625%, 11/15/2055	7,222,276
11,764,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	10,326,675
		65,687,109
	Metals & Mining — 2.1%
131,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	133,060
2,872,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	2,936,712
4,019,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	4,120,101
137,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	132,496
1,670,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	1,743,590
19,611,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	20,650,004
50,525,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	55,801,859
242,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	247,154
728,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	764,036
5,290,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	5,409,928
2,040,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	2,113,403
		94,052,343
Principal Amount (‡)	Description	Value (†)

	Midstream — 2.6%
$7,820,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	$8,292,116
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	247,330
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	267,867
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	9,598,153
17,920,000	Energy Transfer LP, 5.600%, 9/01/2034	18,441,754
4,785,000	Energy Transfer LP, 5.700%, 4/01/2035	4,953,082
124,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	132,364
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	3,662,931
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	237,951
25,580,000	Targa Resources Corp., 5.550%, 8/15/2035	26,181,399
133,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	105,034
3,212,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	3,289,859
11,705,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	12,647,264
10,357,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	11,340,433
3,495,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,991,895
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,263,943
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	1,029,495
1,091,000	Western Midstream Operating LP, 5.500%, 12/15/2035	1,085,198
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	738,954
1,090,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,154,163
2,285,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	2,371,384
2,550,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	2,636,891
		116,669,460
	Mortgage Related — 0.0%
2,794	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	2,790
	Natural Gas — 0.1%
2,620,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	2,776,255
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — 2.3%
$505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	$454,500
1,705,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.550%, 11/15/2042(a)(b)	1,710,307
1,485,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 1 mo. USD SOFR + 2.150%, 5.900%, 11/15/2042(a)(b)	1,492,375
1,040,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 4.947%, 11/05/2042(a)(b)	1,046,055
265,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.372%, 12/15/2038(a)(b)	262,413
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.621%, 12/15/2038(a)(b)	10,829,757
415,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.802%, 11/13/2046(a)(b)	421,628
3,765,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.242%, 6/15/2041(a)(b)	3,763,822
225,000	BX Trust, Series 2025-DELC, Class B, 1 mo. USD SOFR + 1.800%, 5.757%, 12/15/2042(a)(b)	225,280
1,615,000	BX Trust, Series 2025-DELC, Class C, 1 mo. USD SOFR + 2.200%, 6.157%, 12/15/2042(a)(b)	1,619,023
20,150,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.193%, 3/15/2042(a)(b)	20,124,812
6,580,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.450%, 7/15/2044(a)(b)	6,590,198
5,875,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 5.750%, 7/15/2044(a)(b)	5,884,103
104,950	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	104,247
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	5,873,427
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	542,359
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	2,148,835
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$5,850,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	$6,049,301
540,000	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 5.600%, 10/15/2042(a)(b)	540,843
740,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.350%, 10/15/2042(a)(b)	744,622
810,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.100%, 10/15/2042(a)(b)	815,059
1,454,648	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.721%, 4/10/2031(a)(b)	1,442,010
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)(f)	1,184,400
1,500,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	1,223,381
435,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.571%, 12/15/2047(a)(b)	412,584
3,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.350%, 1/15/2042(a)(b)	3,298,965
2,165,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.750%, 1/15/2042(a)(b)	2,156,932
1,405,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	1,413,285
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.075%, 8/15/2046(b)	1,031,014
1,142,778	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,097,055
2,005,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	1,673,759
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,743,475
978,918	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	933,012
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$6,994,098	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.145%, 8/15/2046(b)	$6,738,674
1,867,267	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	1,616,717
		100,208,229
	Oil Field Services — 0.3%
15,016,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	14,783,759
64,000	Oceaneering International, Inc., 6.000%, 2/01/2028	64,718
125,476	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	128,146
96,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	98,315
		15,074,938
	Other REITs — 0.4%
4,125,000	EPR Properties, 3.600%, 11/15/2031	3,822,835
12,575,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	12,728,660
		16,551,495
	Packaging — 0.4%
16,439,000	Ball Corp., 5.500%, 9/15/2033	16,757,795
	Pharmaceuticals — 2.1%
7,285,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	6,520,075
9,749,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	10,235,464
7,475,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	9,883,309
6,270,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	8,814,571
1,975,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,952,201
30,104,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	22,764,783
9,412,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	9,436,048
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	10,664,172
285,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	299,110
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$5,520,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	$6,072,154
3,965,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	4,565,460
635,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	658,637
		91,865,984
	Property & Casualty Insurance — 1.3%
6,682,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	6,932,411
96,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	98,727
200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	209,671
975,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	996,739
2,555,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	2,581,739
2,525,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	2,617,337
161,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	166,812
1,780,000	Brown & Brown, Inc., 5.550%, 6/23/2035	1,825,132
12,510,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	12,672,241
12,288,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	12,733,416
12,897,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	13,177,740
1,218,000	Willis North America, Inc., 5.150%, 3/15/2036	1,218,100
		55,230,065
	Restaurants — 0.4%
9,626,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	9,167,842
6,597,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	6,716,973
105,000	Yum! Brands, Inc., 3.625%, 3/15/2031	99,324
101,000	Yum! Brands, Inc., 4.625%, 1/31/2032	98,980
		16,083,119
	Retailers — 0.5%
4,680,000	Dillard's, Inc., 7.000%, 12/01/2028	4,966,884
7,182,000	Dillard's, Inc., 7.750%, 7/15/2026	7,290,233
2,250,000	Dillard's, Inc., 7.750%, 5/15/2027	2,342,947
215,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	210,859
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	Retailers — continued
$8,390,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	$8,785,960
42,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	39,420
		23,636,303
	Sovereigns — 4.0%
7,405,000	Chile Government International Bonds, 3.100%, 1/22/2061	4,579,993
15,945,000	Chile Government International Bonds, 3.250%, 9/21/2071	9,845,240
2,835,000	Chile Government International Bonds, 4.340%, 3/07/2042	2,518,614
8,047,000	Egypt Government International Bonds, 5.800%, 9/30/2027	8,131,003
13,932,000	Kuwait International Government Bonds, 4.136%, 10/09/2030(a)	13,926,139
9,336,000	Kuwait International Government Bonds, 4.652%, 10/09/2035(a)	9,323,107
6,210,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	6,393,195
4,189,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	4,245,418
7,359,000	Pakistan Government International Bonds, 6.000%, 4/08/2026	7,340,313
5,647,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	5,686,778
8,090,000	Republic of Poland Government International Bonds, 5.375%, 2/12/2035	8,386,485
16,746,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	16,014,744
2,785,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	2,584,618
3,400,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	3,143,057
2,695,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)	3,272,940
770,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	935,126
7,355,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	8,826,667
205,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	205,794
13,400,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	14,385,168
4,680,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	5,042,045
3,840,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	4,109,779
11,240,000	Romania Government International Bonds, 6.375%, 1/30/2034	11,689,939
14,248,000	Romania Government International Bonds, 6.625%, 5/16/2036	14,850,690
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$2,576,000	Romania Government International Bonds, 7.125%, 1/17/2033	$2,796,301
7,785,000	Turkiye Government International Bonds, 6.950%, 9/16/2035	8,008,663
		176,241,816
	Technology — 5.1%
4,105,000	Block, Inc., 3.500%, 6/01/2031	3,858,351
128,000	Block, Inc., 6.500%, 5/15/2032	133,102
21,905,000	Broadcom, Inc., 5.200%, 7/15/2035	22,443,120
21,164,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	21,564,307
1,795,000	Cipher Compute LLC, 7.125%, 11/15/2030(a)	1,828,177
8,035,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	7,935,071
69,000	Entegris, Inc., 3.625%, 5/01/2029(a)	66,285
15,050,000	Entegris, Inc., 4.750%, 4/15/2029(a)	15,082,839
64,000	Entegris, Inc., 5.950%, 6/15/2030(a)	65,281
6,970,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	7,159,215
4,616,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	4,573,361
138,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	132,326
270,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	266,495
98,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	96,815
95,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	97,585
2,515,000	Leidos, Inc., 5.400%, 3/15/2032	2,615,870
5,090,000	Leidos, Inc., 5.500%, 3/15/2035	5,289,768
10,470,000	Leidos, Inc., 5.750%, 3/15/2033	11,093,774
16,810,000	Micron Technology, Inc., 5.875%, 9/15/2033	17,852,183
17,490,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	18,175,625
5,855,000	MSCI, Inc., 5.250%, 9/01/2035	5,893,629
4,415,000	NetApp, Inc., 5.500%, 3/17/2032	4,592,496
3,535,000	NetApp, Inc., 5.700%, 3/17/2035	3,699,536
159,000	Open Text Corp., 3.875%, 12/01/2029(a)	150,896
159,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	151,976
322,000	Oracle Corp., 3.950%, 3/25/2051	211,863
20,471,000	Oracle Corp., 5.200%, 9/26/2035	19,612,871
7,512,000	Oracle Corp., 5.950%, 9/26/2055	6,655,739
640,000	Oracle Corp., 6.000%, 8/03/2055	564,345
3,240,000	Paychex, Inc., 5.600%, 4/15/2035	3,393,236
67,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	66,822
66,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	66,907
51,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	52,150
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$50,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	$51,543
48,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	50,901
1,035,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	1,050,844
2,967,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	2,784,458
753,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	735,455
6,610,000	Synopsys, Inc., 5.700%, 4/01/2055	6,557,049
7,410,000	TD SYNNEX Corp., 5.300%, 10/10/2035	7,337,547
6,549,000	TD SYNNEX Corp., 6.100%, 4/12/2034	6,920,072
6,775,000	Western Digital Corp., 2.850%, 2/01/2029	6,484,286
5,859,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	6,036,226
125,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	129,215
		223,579,612
	Treasuries — 15.8%
72,201(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	11,607,291
3,037,820,000	Hungary Government Bonds, 2.750%, 12/22/2026, (HUF)	9,009,899
2,533,220,000	Hungary Government Bonds, 9.500%, 10/21/2026, (HUF)	7,935,701
4,612,000(h )	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	24,002,377
704,462,393	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	42,601,978
771,482,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	18,106,817
465,039,259	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	10,839,401
234,509,000	U.S. Treasury Notes, 3.500%, 11/30/2030	232,145,590
304,435,400	U.S. Treasury Notes, 4.875%, 10/31/2030(i)	319,799,874
116,176,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	3,060,228
278,295,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	7,262,534
281,405,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	8,088,944
		694,460,634
	Wireless — 1.1%
10,005,000	American Tower Corp., 5.900%, 11/15/2033	10,686,222
3,695,000	SoftBank Group Corp., 4.625%, 7/06/2028	3,605,248
Principal Amount (‡)	Description	Value (†)

	Wireless — continued
$9,135,000	Sprint Capital Corp., 8.750%, 3/15/2032	$11,047,469
22,875,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	22,474,369
		47,813,308
	Wirelines — 0.3%
12,095,000	AT&T, Inc., 5.375%, 8/15/2035	12,394,345
	Total Non-Convertible Bonds (Identified Cost $3,816,961,934)	3,803,600,737

Convertible Bonds — 0.3%
	Cable Satellite — 0.2%
3,256,232	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	10,875,814
	Financial Other — 0.1%
3,791,089	CIFI Holdings Group Co. Ltd., Series IAI, Zero Coupon, 6/30/2029	280,730
8,714,221	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	1,361,684
6,439,383	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	1,375,517
		3,017,931
	Total Convertible Bonds (Identified Cost $14,973,675)	13,893,745

Municipals — 0.7%
	Virginia — 0.7%
41,590,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $40,979,854)	31,480,303
	Total Bonds and Notes (Identified Cost $3,872,915,463)	3,848,974,785

Senior Loans — 5.3%
	Automotive — 0.1%
6,375,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 11/05/2032(j)	6,401,584
	Brokerage — 0.1%
2,143,759	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.672%, 10/31/2031(b)(k)	2,154,221
	Chemicals — 0.2%
7,865,000	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.593%, 10/29/2032(b)(k)	7,899,449
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — 0.1%
$1,840,000	Herc Holdings, Inc., Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.522%, 6/02/2032(b)(k)	$1,846,513
1,583,057	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 10/08/2031(b)(k)	1,589,390
1,701,342	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.216%, 2/14/2031(b)(k)	1,707,722
		5,143,625
	Consumer Cyclical Services — 0.2%
1,035,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 4/06/2028(b)(k)	1,035,776
9,209,708	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 6/22/2030(b)(k)	9,229,049
		10,264,825
	Diversified Manufacturing — 0.3%
2,284,247	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.734%, 2/11/2028(b)(k)	2,288,541
10,280,982	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(k)	10,277,795
		12,566,336
	Electric — 0.5%
21,571,865	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.593%, 4/16/2031(b)(k)	21,622,128
	Environmental — 0.2%
6,820,000	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.216%, 10/08/2032(b)(k)	6,876,810
	Gaming — 0.6%
5,672,138	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.534%, 3/04/2032(b)(k)	5,671,117
14,285,554	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 11/30/2030(b)(k)	14,261,697
5,333,200	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.672%, 6/04/2032(b)(k)	5,333,200
517,141	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 5.986%, 4/14/2029(b)(k)	518,274
		25,784,288
Principal Amount (‡)	Description	Value (†)

	Healthcare — 0.4%
$10,596,561	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/09/2031(b)(k)	$10,633,437
4,916,628	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.422%, 1/02/2031(b)(k)	4,944,308
		15,577,745
	Lodging — 0.6%
7,383,321	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.477%, 11/08/2030(b)	7,424,963
20,409,200	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 5/24/2030(b)(k)	20,444,712
		27,869,675
	Metals & Mining — 0.2%
8,001,048	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 3/11/2032(b)(k)	8,027,691
	Paper — 0.2%
10,878,120	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/23/2031(b)	10,916,955
	Property & Casualty Insurance — 0.4%
8,777,918	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(j)	8,750,531
6,540,653	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.924%, 2/15/2031(b)(k)	6,520,246
1,493,910	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.716%, 9/15/2031(b)(k)	1,494,851
2,786,874	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.422%, 5/06/2031(b)(k)	2,788,045
		19,553,673
	Technology — 1.1%
2,016,811	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.484%, 10/24/2030(b)(k)	2,020,603
1,775,528	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.185%, 10/09/2031(b)	1,780,925
15,399,901	Dayforce, Inc., 2025 Term Loan, 8/20/2032(j)	15,344,923
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$9,765,143	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 1/31/2030(b)(k)	$9,766,412
20,195,098	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.466%, 6/24/2031(b)(k)	20,228,017
		49,140,880
	Wireless — 0.1%
4,697,510	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.470%, 1/25/2031(b)(k)	4,714,609
	Total Senior Loans (Identified Cost $234,203,853)	234,514,494

Equity-Linked Notes — 3.4%
4,436,145	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	4,521,782
6,738,830	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	6,957,752
6,791,062	Barclays Bank PLC, (Honeywell International, Inc.), 11.390%, 4/29/2026(a)	6,687,307
4,461,332	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	4,174,672
4,419,749	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	4,178,850
6,742,503	Barclays Bank PLC, (Walt Disney Co.), 16.140%, 1/20/2026(a)	6,700,648
4,493,063	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	4,485,353
3,518,694	Barclays Bank PLC, (Reddit, Inc.), 36.380%, 7/23/2026(a)	3,498,648
6,707,801	BNP Paribas Issuance BV, (Kroger Co.), 11.370%, 10/06/2026(a)	6,444,827
4,453,843	BNP Paribas Issuance BV, (Costco Wholesale Corp.), 11.380%, 3/05/2026(a)	3,948,912
6,709,602	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	6,802,470
6,676,807	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	6,589,902
4,403,065	BNP Paribas Issuance BV, (Progressive Corp.), 12.920%, 2/20/2026(a)	3,939,655
6,734,028	BNP Paribas Issuance BV, (Cardinal Health, Inc.), 15.070%, 2/03/2026(a)	7,006,124
4,389,967	BNP Paribas Issuance BV, (McKesson Corp.), 15.650%, 6/17/2026(a)	4,446,278
4,547,411	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	4,571,170
Principal Amount (‡)	Description	Value (†)

$4,492,418	Citigroup Global Markets Holdings, Inc., (Honeywell International, Inc.), 12.100%, 1/06/2026(a)	$4,382,832
4,447,772	Citigroup Global Markets Holdings, Inc., (Eversource Energy), 16.320%, 3/18/2026(a)	4,212,326
6,534,128	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	6,583,328
4,407,040	Citigroup Global Markets Holdings, Inc., (Palo Alto Networks, Inc.), 18.370%, 7/01/2026(a)	4,299,015
3,561,800	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	3,309,636
6,860,496	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	6,869,258
6,729,930	GS Finance Corp., MTN, (Chipotle Mexican Grill, Inc.), 19.980%, 4/15/2026(a)	6,372,791
6,732,042	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	5,743,490
5,289,427	JPMorgan Chase Bank NA, (NVIDIA Corp.), 17.210%, 12/02/2026(a)	5,275,759
6,686,595	JPMorgan Chase Bank NA, (EQT Midstream Partners LP), 17.970%, 4/28/2026(a)	6,795,381
6,779,574	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	6,315,090
4,434,068	UBS AG, (Eli Lilly and Co.), 13.900%, 9/03/2026(a)	4,818,004
	Total Equity-Linked Notes (Identified Cost $153,179,192)	149,931,260

Collateralized Loan Obligations — 1.9%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.246%, 10/20/2031(a)(b)	9,983,974
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.166%, 10/15/2034(a)(b)	3,960,707
7,865,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.257%, 10/22/2037(a)(b)	7,878,960
4,080,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 7.684%, 4/20/2037(a)(b)	4,096,214
10,050,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.207%, 4/22/2034(a)(b)	9,941,380
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Principal Amount (‡)	Description	Value (†)

$8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 5.646%, 4/20/2031(a)(b)	$8,762,937
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.160%, 7/23/2037(a)(b)	1,257,479
9,215,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR3, 3 mo. USD SOFR + 1.500%, 5.405%, 4/15/2039(a)(b)	9,216,631
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.484%, 1/20/2038(a)(b)	12,464,369
8,895,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.505%, 7/15/2037(a)(b)	8,916,295
6,280,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.055%, 7/15/2037(a)(b)	6,306,721
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 7.896%, 10/20/2034(a)(b)	2,135,425
	Total Collateralized Loan Obligations (Identified Cost $84,902,000)	84,921,092

Shares
Preferred Stocks — 0.4%

Convertible Preferred Stock — 0.1%
	Aerospace & Defense — 0.1%
60,052	Boeing Co., 6.000% (Identified Cost $3,116,869)	4,147,191

Non-Convertible Preferred Stocks — 0.3%
	Home Construction — 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	1,091,175
	Office REITs — 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%, (l)	2,068,666
	Other REITs — 0.2%
168,432	Prologis, Inc., Series Q, 8.540%,	9,433,877
	Total Non-Convertible Preferred Stocks (Identified Cost $10,688,684)	12,593,718
	Total Preferred Stocks (Identified Cost $13,805,553)	16,740,909

Shares	Description	Value (†)

Common Stocks— 0.0%
	Real Estate Management & Development — 0.0%
23,310	Country Garden Holdings Co. Ltd.(f)	$1,243
917,000	Times China Holdings Ltd.(f)	12,078
		13,321
	Technology Hardware, Storage & Peripherals — 0.0%
17,622	IQOR US, Inc.(f)	26,433
	Total Common Stocks (Identified Cost $2,937,532)	39,754
	Total Purchased Options — 0.1% (Identified Cost $6,586,521) (see details below)	3,705,463

Principal Amount (‡)
Short-Term Investments — 1.2%
$53,192,954	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $53,199,307 on 1/02/2026 collateralized by $54,031,000 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $54,256,853 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $53,192,954)	53,192,954
	Total Investments — 99.6% (Identified Cost $4,421,723,068)	4,392,020,711
	Other assets less liabilities — 0.4%	15,825,321
	Net Assets — 100.0%	$4,407,846,032
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
Purchased Options — 0.1%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.1%
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	103	6,500,000	$730,843,750	$115,148	$6,500
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	111	6,500,000	730,843,750	3,568,272	1,523,438
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	109.5	9,900,000	1,082,116,411	2,805,066	2,165,625
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	115	9,900,000	1,082,116,411	98,035	9,900
Total					$6,586,521	$3,705,463
Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	110	(13,000,000)	$(1,461,687,500)	$(3,832,205)	$(1,218,750)
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	110	(19,800,000)	(2,164,232,822)	(3,052,368)	(1,701,572)
Total					$(6,884,573)	$(2,920,322)

*	Effective December 31, 2025, the Board of Trustees approved a change in the name of the Fund to Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund).

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At December 31,
2025, the value of Rule 144A holdings amounted to
$2,081,515,573 or 47.2% of net assets.

(b)
Variable rate security. Rate as of December 31, 2025 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.50%,
to which the spread is added.

(l)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/18/2026	EUR	S	12,884,000	$15,224,379	$15,192,333	$32,046
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Income Fund* (continued)
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2026	3,909	$443,003,370	$439,518,188	$(3,485,182)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	28,510	3,124,182,208	3,116,276,655	(7,905,553)
Total					$(11,390,735)
At December 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2026	598	$124,892,150	$124,855,859	$36,291
CBOT U.S. Long Bond Futures	3/20/2026	698	81,793,913	80,684,438	1,109,475
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2026	780	94,007,480	92,040,000	1,967,480
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	10,844	1,256,961,554	1,247,229,438	9,732,116
Total					$12,845,362
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 86.2% of Net Assets

Non-Convertible Bonds — 85.7%
	ABS Car Loan — 5.1%
$9,792	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	$9,874
105,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	106,890
200,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	206,380
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	101,986
100,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	101,559
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	199,082
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	105,898
330,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	340,900
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	134,031
445,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	465,503
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	203,642
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	205,452
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	99,426
40,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	40,995
65,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	67,667
195,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	200,379
5,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	5,153
195,000	CarMax Select Receivables Trust, Series 2025-A, Class C, 5.460%, 7/15/2031	198,891
335,000	CarMax Select Receivables Trust, Series 2025-A, Class D, 5.860%, 7/15/2031	343,185
300,000	CarMax Select Receivables Trust, Series 2025-B, Class D, 5.330%, 7/15/2031	302,996
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	$101,996
100,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	102,620
100,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	100,442
100,000	Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.340%, 8/11/2031	101,187
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	102,377
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	224,098
105,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	108,699
100,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	101,069
100,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	101,507
200,000	Drive Auto Receivables Trust, Series 2025-2, Class D, 4.900%, 12/15/2032	199,981
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	270,073
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	71,645
285,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	294,318
100,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	100,458
245,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	248,640
370,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	370,360
100,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	100,740
60,722	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027(a)	60,230
135,217	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	133,345
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	205,446
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	266,574
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$40,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	$37,028
90,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	90,413
80,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	81,979
100,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	103,442
100,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	101,757
25,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	25,628
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	103,176
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	103,252
15,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	15,334
10,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	10,132
20,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	20,364
200,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	201,591
50,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	51,430
140,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	141,276
140,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.984%, 12/20/2030(a)(b)	140,108
350,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	360,708
62,242	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	62,856
100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	102,443
100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	102,124
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$185,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	$189,136
270,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	279,144
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	102,122
240,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.210%, 4/15/2030(a)	242,977
100,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	101,544
87,307	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	88,252
		9,663,910
	ABS Credit Card — 0.4%
200,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	199,582
270,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	271,262
110,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	110,691
225,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	226,560
		808,095
	ABS Home Equity — 3.8%
88,488	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	86,516
112,932	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	110,316
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	248,264
210,000	CAFL Issuer LLC, Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	210,000
170,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	170,379
345,466	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	319,421
100,000	CoreVest American Finance Ltd., Series 2021-3, Class B, 2.494%, 10/15/2054(a)	98,069
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	91,495
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$100,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053(a)	$90,210
384,340	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.150%, 12/27/2060(a)(b)	382,855
100,000	CSMC Trust, Series 2017-RPL1, Class M1, 2.974%, 7/25/2057(a)(b)	86,633
72,160	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 5.965%, 4/25/2043(a)(b)	73,159
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	200,839
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	102,873
67,527	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	66,005
81,600	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	73,935
398,191	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	388,695
206,291	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	201,277
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	442,437
161,689	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	161,744
265,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	266,228
208,447	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	192,053
225,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	227,022
145,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	145,338
101,774	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	83,757
386,152	PRET Trust, Series 2025-RPL5, Class A1, 4.150%, 1/25/2070(a)(b)	379,807
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	99,324
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	99,123
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	118,498
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	$148,139
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	98,688
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	154,998
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	93,917
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	93,799
113,019	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	113,078
131,343	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	129,402
90,203	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	90,372
279,778	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	280,189
118,295	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	117,779
100,509	PRPM LLC, Series 2025-RCF5, Class A1, 4.839%, 10/25/2055(a)(b)	100,574
149,292	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	144,018
375,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	375,715
187,776	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	165,658
		7,322,598
	ABS Other — 7.9%
114,820	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	110,541
285,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	285,439
105,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	105,159
5,489	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	5,495
230,000	Affirm Master Trust, Series 2025-1A, Class A, 4.990%, 2/15/2033(a)	231,928
100,000	Affirm Master Trust, Series 2025-3A, Class B, 4.750%, 10/16/2034(a)	99,852
705,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	710,520
254,383	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	256,792
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$20,166	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	$20,266
130,224	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	129,672
100,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	98,623
131,459	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	137,840
142,828	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	143,850
89,806	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	90,380
276,970	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	279,146
71,744	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	71,258
405,000	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	404,233
300,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	300,583
200,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	202,561
45,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	45,458
240,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	241,442
181,123	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	184,309
120,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	115,147
365,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	361,909
270,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	261,552
116,648	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	111,378
85,033	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	88,736
295,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	304,049
365,000	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	366,958
347,717	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	347,772
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$55,295	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	$56,006
45,302	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	46,053
100,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	102,743
82,703	GreenSky Home Improvement Trust, Series 2024-1, Class C, 6.360%, 6/25/2059(a)	84,928
46,243	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	47,142
142,875	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	141,770
310,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	311,626
175,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	175,918
239,032	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	228,038
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	101,868
100,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	101,253
72,794	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	70,631
557,080	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	548,366
16,683	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041(a)	16,121
120,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	121,917
105,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	105,436
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	221,975
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	311,579
253,884	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	257,781
125,606	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	126,338
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$280,000	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	$281,628
130,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	130,522
100,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	99,921
155,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	151,228
115,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	115,882
165,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	166,671
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	178,139
250,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	254,501
99,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	99,623
200,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	204,577
510,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	498,899
270,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	272,416
38,512	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	37,865
8,870	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	8,853
45,373	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	47,034
390,601	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	372,823
257,521	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	258,699
95,257	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	96,339
48,027	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	44,874
170,639	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	158,617
274,364	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	264,499
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$263,199	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046(a)	$249,283
174,604	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	160,025
320,518	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	321,933
535,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.126%, 11/15/2027(a)(b)	534,414
151,364	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	153,511
267,102	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	273,538
400,000	Zayo Issuer LLC, Series 2025-3A, Class A2, 5.570%, 10/20/2055(a)	399,460
		15,126,111
	ABS Residential Mortgage — 1.7%
309,198	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	309,734
310,000	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	309,988
166,372	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	166,604
25,994	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	26,063
138,024	PRET LLC, Series 2024-NPL7, Class A1, 5.925%, 10/25/2054(a)(b)	138,109
152,146	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	153,056
138,652	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	139,190
370,367	PRET LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	371,218
392,047	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	393,302
399,005	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	399,156
386,249	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	387,063
136,548	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	137,031
316,914	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	317,650
		3,248,164
	ABS Student Loan — 0.9%
386,639	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	394,976
43,921	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	41,734
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$14,259	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	$13,496
95,084	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	87,362
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	109,738
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	72,717
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	141,678
120,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	129,851
110,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	98,818
31,074	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	30,967
180,265	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	175,166
90,243	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 4.595%, 1/15/2053(a)(b)	89,367
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	188,405
100,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	105,204
98,097	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	99,671
		1,779,150
	ABS Whole Business — 0.5%
355,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	360,261
48,250	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	47,690
24,563	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	25,389
100,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	100,140
198,000	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	196,942
145,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	149,367
		879,789
Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — 1.9%
$415,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	$429,849
435,000	Boeing Co., 5.150%, 5/01/2030	446,967
400,000	Boeing Co., 5.705%, 5/01/2040	408,311
1,090,000	Boeing Co., 5.805%, 5/01/2050	1,072,118
25,000	Boeing Co., 5.930%, 5/01/2060	24,514
115,000	Boeing Co., 6.388%, 5/01/2031	124,797
120,000	Boeing Co., 6.528%, 5/01/2034	132,763
500,000	Boeing Co., 6.858%, 5/01/2054	561,569
175,000	Boeing Co., 7.008%, 5/01/2064	198,844
225,000	Textron, Inc., 4.950%, 3/15/2036	223,345
		3,623,077
	Agency Commercial Mortgage-Backed Securities — 0.1%
115,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	115,675
	Automotive — 0.2%
155,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	153,167
230,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	224,925
		378,092
	Banking — 4.6%
375,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	353,151
611,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	536,192
210,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	215,764
315,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	313,411
370,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	388,189
890,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	924,809
150,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	157,848
290,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	317,832
425,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	446,662
230,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	244,411
345,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	350,934
637,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	559,446
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$120,000	Morgan Stanley, Series I, (fixed rate to 10/22/2035, variable rate thereafter), 4.892%, 10/22/2036	$118,938
620,000	Morgan Stanley Private Bank NA, (fixed rate to 11/19/2030, variable rate thereafter), 4.465%, 11/19/2031	621,623
725,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	726,576
120,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	123,036
195,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	203,224
335,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	352,241
235,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	244,364
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	550,430
960,000	Wells Fargo & Co., (fixed rate to 4/23/2035, variable rate thereafter), 5.605%, 4/23/2036	1,006,187
		8,755,268
	Brokerage — 1.0%
280,000	BGC Group, Inc., 6.150%, 4/02/2030	289,924
555,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	572,313
140,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	146,503
115,000	Citadel LP, 6.000%, 1/23/2030(a)	120,132
90,000	Citadel LP, 6.375%, 1/23/2032(a)	95,522
733,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	776,651
		2,001,045
	Building Materials — 1.8%
655,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	627,199
430,000	Cemex SAB de CV, 3.875%, 7/11/2031	411,749
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	309,057
550,000	CRH America Finance, Inc., 5.000%, 2/09/2036	551,899
617,000	Eagle Materials, Inc., 5.000%, 3/15/2036	604,371
130,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	132,694
185,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	189,913
596,000	Owens Corning, 7.000%, 12/01/2036	675,967
		3,502,849
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — 1.9%
$620,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	$373,071
155,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	159,969
350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	368,114
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	189,619
200,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	121,112
200,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	122,641
800,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	285,753
200,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	145,105
84,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	84,991
170,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	164,857
265,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	260,164
1,223,109	EchoStar Corp., 10.750%, 11/30/2029	1,352,515
35,000	Time Warner Cable LLC, 6.550%, 5/01/2037	35,716
		3,663,627
	Collateralized Mortgage Obligations — 0.1%
84,292	Federal Home Loan Mortgage Corp., Series 2912, Class EH, REMICS, 5.500%, 1/15/2035(d)	87,386
98,201	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	85,681
		173,067
	Construction Machinery — 0.6%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	206,509
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	209,681
200,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	211,606
475,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	494,795
		1,122,591
	Consumer Cyclical Services — 0.3%
447,000	Expedia Group, Inc., 5.400%, 2/15/2035	458,493
155,000	Uber Technologies, Inc., 4.800%, 9/15/2035	154,181
		612,674
	Diversified Manufacturing — 0.2%
345,000	Amphenol Corp., 4.625%, 2/15/2036	338,003
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Electric — 0.3%
$140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	$130,268
200,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	158,646
45,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	44,807
100,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	99,679
90,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	92,895
		526,295
	Environmental — 0.0%
70,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	73,442
	Finance Companies — 3.4%
314,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	289,922
600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	541,695
1,155,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,152,739
125,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	130,086
420,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	441,540
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	153,131
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	156,346
265,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	265,100
10,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	10,154
550,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	583,460
225,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	223,552
165,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	169,390
95,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	96,304
230,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	222,151
925,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	878,375
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	803,668
295,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	301,738
		6,419,351
	Financial Other — 0.0%
68,655	Country Garden Holdings Co. Ltd., Series AI, 4.000% PIK and/or 1.000% Cash, 12/31/2032(e)	4,426
8,000	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	264
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$62,272	Sino-Ocean Group Holding Ltd., 3.000%, 3/27/2033(a)	$6,227
34,042	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(e)	534
126,246	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(e)	1,793
		13,244
	Food & Beverage — 0.7%
205,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	226,484
290,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	294,686
245,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	257,615
311,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	287,300
199,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	220,699
		1,286,784
	Gaming — 0.0%
50,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	54,344
	Government Owned - No Guarantee — 0.5%
955,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	933,756
	Health Insurance — 0.3%
81,000	Centene Corp., 2.500%, 3/01/2031	69,949
260,000	Centene Corp., 3.000%, 10/15/2030	232,580
220,000	Centene Corp., 3.375%, 2/15/2030	202,452
		504,981
	Healthcare — 0.6%
125,000	HCA, Inc., 4.900%, 11/15/2035	123,291
205,000	HCA, Inc., 5.125%, 6/15/2039	197,970
125,000	HCA, Inc., 5.450%, 9/15/2034	128,631
535,000	HCA, Inc., 5.600%, 4/01/2034	557,962
175,000	HCA, Inc., 5.750%, 3/01/2035	183,682
		1,191,536
	Home Construction — 1.1%
295,000	DR Horton, Inc., 5.000%, 10/15/2034	298,399
170,000	DR Horton, Inc., 5.500%, 10/15/2035	177,028
285,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	279,923
525,000	Meritage Homes Corp., 5.650%, 3/15/2035	536,380
460,000	PulteGroup, Inc., 6.000%, 2/15/2035	494,507
325,000	Sekisui House U.S., Inc., 6.000%, 1/15/2043	303,261
96,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	98,774
		2,188,272
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Hybrid ARMs — 0.0%
$876	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 6.085%, 2/01/2037(b)	$893
4,477	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.836%, 6.544%, 9/01/2036(b)	4,640
		5,533
	Independent Energy — 2.6%
520,000	Aker BP ASA, 5.125%, 10/01/2034(a)	508,664
623,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	634,210
100,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	103,039
1,350,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,178,120
1,244,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	1,275,579
125,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	123,282
265,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	256,309
896,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	914,395
		4,993,598
	Leisure — 1.6%
280,000	Carnival Corp., 4.000%, 8/01/2028(a)	275,875
565,000	Carnival Corp., 5.750%, 3/15/2030(a)	581,053
325,000	Carnival Corp., 5.750%, 8/01/2032(a)	333,541
328,000	Carnival Corp., 6.125%, 2/15/2033(a)	338,690
40,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	40,168
700,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	715,622
606,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	622,632
185,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	191,429
		3,099,010
	Life Insurance — 2.0%
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	116,998
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	1,991,004
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	1,703,832
		3,811,834
	Lodging — 0.3%
95,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	96,858
Principal Amount (‡)	Description	Value (†)

	Lodging — continued
$51,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	$51,350
475,000	Marriott International, Inc., 5.500%, 4/15/2037	486,250
		634,458
	Media Entertainment — 1.6%
230,000	AppLovin Corp., 5.125%, 12/01/2029	235,917
65,000	AppLovin Corp., 5.375%, 12/01/2031	67,403
1,210,000	AppLovin Corp., 5.500%, 12/01/2034	1,243,216
798,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	843,083
255,000	Meta Platforms, Inc., 4.875%, 11/15/2035	254,658
345,000	Meta Platforms, Inc., 5.625%, 11/15/2055	331,121
180,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	158,008
		3,133,406
	Metals & Mining — 2.1%
26,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	26,586
36,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	36,905
1,035,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	947,853
239,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	220,459
270,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	281,898
250,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	263,245
223,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	239,990
1,340,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	1,479,950
210,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	214,761
330,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	341,874
		4,053,521
	Midstream — 2.8%
205,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	188,812
285,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	277,521
85,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	90,132
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	220,649
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	132,571
588,000	Energy Transfer LP, 5.000%, 5/15/2044	511,995
420,000	Energy Transfer LP, 5.600%, 9/01/2034	432,229
465,000	Energy Transfer LP, 5.700%, 4/01/2035	481,334
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	43,606
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	4,081
95,000	Targa Resources Corp., 5.500%, 2/15/2035	97,313
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$785,000	Targa Resources Corp., 5.550%, 8/15/2035	$803,456
225,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	192,918
54,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	49,138
108,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	109,981
190,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	194,606
7,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	7,152
225,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	243,113
180,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	197,092
120,000	Western Midstream Operating LP, 5.250%, 2/01/2050	102,726
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	168,136
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	31,887
102,000	Western Midstream Operating LP, 5.500%, 12/15/2035	101,457
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	21,993
340,000	Western Midstream Operating LP, 6.150%, 4/01/2033	360,014
110,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	114,158
120,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	124,089
		5,302,159
	Non-Agency Commercial Mortgage-Backed Securities — 2.6%
110,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.250%, 11/15/2042(a)(b)	110,309
100,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.550%, 11/15/2042(a)(b)	100,311
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 5.875%, 12/15/2038(a)(b)	94,370
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 6.175%, 12/15/2038(a)(b)	104,128
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 7.474%, 12/15/2038(a)(b)	64,392
170,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.410%, 11/13/2046(a)(b)	172,128
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$200,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.242%, 6/15/2041(a)(b)	$199,937
100,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.507%, 12/15/2042(a)(b)	100,125
720,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.450%, 7/15/2044(a)(b)	721,116
110,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 5.750%, 7/15/2044(a)(b)	110,171
800,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.482%, 4/15/2042(a)(b)	819,895
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	87,533
205,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	211,250
100,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.050%, 10/15/2042(a)(b)	100,156
99,677	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	87,522
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	82,225
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)(f)	39,375
140,446	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.571%, 12/15/2047(a)(b)	136,369
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.350%, 1/15/2042(a)(b)	199,937
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.750%, 1/15/2042(a)(b)	99,627
47,768	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	46,813
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	100,590
10,671	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.699%, 10/15/2046(b)	10,137
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 3.969%, 9/15/2049(b)	$451,650
80,762	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	77,530
100,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	83,479
105,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	107,746
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.993%, 12/15/2039(a)(b)	125,271
23,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	8,601
130,857	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.145%, 8/15/2046(b)	126,078
112,100	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	97,059
		4,875,830
	Oil Field Services — 0.4%
723,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	711,818
	Other REITs — 0.5%
125,000	Extra Space Storage LP, 2.350%, 3/15/2032	109,420
260,000	Extra Space Storage LP, 5.900%, 1/15/2031	275,670
610,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	617,454
		1,002,544
	Pharmaceuticals — 0.6%
75,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	67,125
210,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	220,479
1,165,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	880,978
		1,168,582
	Property & Casualty Insurance — 0.7%
130,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	131,360
110,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	114,023
85,000	Brown & Brown, Inc., 5.550%, 6/23/2035	87,155
456,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	461,914
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	$490,683
76,000	Willis North America, Inc., 5.150%, 3/15/2036	76,006
		1,361,141
	Restaurants — 0.2%
322,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	306,674
	Sovereigns — 2.6%
200,000	Chile Government International Bonds, 3.100%, 1/22/2061	123,700
600,000	Chile Government International Bonds, 3.250%, 9/21/2071	370,470
200,000	Egypt Government International Bonds, 5.800%, 9/30/2027	202,088
200,000	Kuwait International Government Bonds, 4.136%, 10/09/2030(a)	199,916
405,000	Kuwait International Government Bonds, 4.652%, 10/09/2035(a)	404,441
225,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	231,637
200,000	Pakistan Government International Bonds, 6.000%, 4/08/2026	199,492
200,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	201,409
205,000	Republic of Poland Government International Bonds, 5.375%, 2/12/2035	212,513
472,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	451,389
200,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	185,610
200,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	184,886
120,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)	145,734
195,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	234,017
420,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	450,878
390,000	Romania Government International Bonds, 6.375%, 1/30/2034	405,612
340,000	Romania Government International Bonds, 6.625%, 5/16/2036	354,382
60,000	Romania Government International Bonds, 7.125%, 1/17/2033	65,131
325,000	Turkiye Government International Bonds, 6.950%, 9/16/2035	334,337
		4,957,642
	Technology — 5.6%
700,000	Atlassian Corp., 5.500%, 5/15/2034	724,373
145,000	Broadcom, Inc., 2.600%, 2/15/2033	127,689
465,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	400,451
240,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	203,542
260,000	Broadcom, Inc., 3.419%, 4/15/2033	240,673
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$400,000	Broadcom, Inc., 3.469%, 4/15/2034	$364,737
130,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	127,120
85,000	Broadcom, Inc., 4.300%, 11/15/2032	83,846
505,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	470,403
705,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	718,335
390,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	385,150
490,000	Entegris, Inc., 4.750%, 4/15/2029(a)	491,069
95,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	97,579
55,000	Leidos, Inc., 4.375%, 5/15/2030	54,932
325,000	Leidos, Inc., 5.500%, 3/15/2035	337,755
795,000	Leidos, Inc., 5.750%, 3/15/2033	842,364
377,000	Micron Technology, Inc., 5.875%, 9/15/2033	400,373
102,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	105,329
785,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	815,773
420,000	MSCI, Inc., 5.250%, 9/01/2035	422,771
225,000	NetApp, Inc., 5.500%, 3/17/2032	234,046
200,000	NetApp, Inc., 5.700%, 3/17/2035	209,309
614,000	Oracle Corp., 3.950%, 3/25/2051	403,987
595,000	Oracle Corp., 5.200%, 9/26/2035	570,058
295,000	Oracle Corp., 5.950%, 9/26/2055	261,374
28,000	Oracle Corp., 6.000%, 8/03/2055	24,690
109,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	102,294
340,000	Synopsys, Inc., 5.700%, 4/01/2055	337,276
340,000	TD SYNNEX Corp., 5.300%, 10/10/2035	336,676
290,000	TD SYNNEX Corp., 6.100%, 4/12/2034	306,432
450,000	Trimble, Inc., 6.100%, 3/15/2033	484,535
		10,684,941
	Treasuries — 18.3%
1,963(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	315,579
87,240,000	Hungary Government Bonds, 2.750%, 12/22/2026, (HUF)	258,746
72,740,000	Hungary Government Bonds, 9.500%, 10/21/2026, (HUF)	227,869
125,188(h )	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	651,520
19,368,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	1,171,269
30,220,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	709,269
3,194,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	74,448
3,025,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(i)	2,522,803
1,454,000	U.S. Treasury Bonds, 4.625%, 11/15/2045	1,420,831
11,095,000	U.S. Treasury Bonds, 4.750%, 2/15/2045	11,038,658
6,080,000	U.S. Treasury Bonds, 5.000%, 5/15/2045	6,241,500
1,020,000	U.S. Treasury Notes, 3.500%, 10/31/2027	1,020,239
8,951,000	U.S. Treasury Notes, 3.500%, 11/30/2030	8,860,791
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
5,334,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	$140,504
3,681,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	96,061
9,175,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	263,734
		35,013,821
	Wireless — 1.0%
225,000	American Tower Corp., 5.450%, 2/15/2034	233,707
555,000	American Tower Corp., 5.900%, 11/15/2033	592,789
406,000	Sprint Capital Corp., 8.750%, 3/15/2032	490,999
375,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	368,432
225,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	238,369
		1,924,296
	Wirelines — 0.3%
565,000	AT&T, Inc., 5.375%, 8/15/2035	578,983
	Total Non-Convertible Bonds (Identified Cost $162,848,965)	163,925,581

Convertible Bonds — 0.2%
	Cable Satellite — 0.2%
94,849	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	316,796
	Financial Other — 0.0%
200,317	CIFI Holdings Group Co. Ltd., Series IAI, Zero Coupon, 6/30/2029	14,833
139,392	Country Garden Holdings Co. Ltd., Series AI, Zero Coupon, 12/31/2031	16,843
824,876	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	46,086
153,904	Sino-Ocean Group Holding Ltd., Zero Coupon, 3/27/2027(a)	1,154
154,300	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	1,244
30,147	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	259
		80,419
	Total Convertible Bonds (Identified Cost $798,154)	397,215

Municipals — 0.3%
	Virginia — 0.3%
780,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $772,422)	590,398
	Total Bonds and Notes (Identified Cost $164,419,541)	164,913,194

See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations — 6.4%
$250,000	AIMCO CLO 21 Ltd., Series 2024-21A, Class B, 3 mo. USD SOFR + 1.920%, 5.804%, 4/18/2037(a)(b)	$250,547
600,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.034%, 7/20/2031(a)(b)	600,085
250,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.640%, 7/22/2038(a)(b)	250,519
265,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.274%, 10/16/2037(a)(b)	265,637
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R3, 3 mo. USD SOFR + 1.000%, 4.884%, 7/18/2030(a)(b)	249,925
250,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(a)(b)	250,573
250,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 5.144%, 10/20/2038(a)(b)	250,141
465,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.257%, 10/22/2037(a)(b)	465,825
795,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 5.204%, 1/18/2038(a)(b)	797,394
250,000	CIFC Funding Ltd., Series 2019-4A, Class A1R2, 3 mo. USD SOFR + 1.300%, 5.205%, 7/15/2038(a)(b)	250,800
250,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 5.371%, 10/19/2038(a)(b)	250,700
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 5.816%, 10/15/2034(a)(b)	250,361
255,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.533%, 7/20/2038(a)(b)	255,437
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 5.205%, 1/15/2031(a)(b)	455,094
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 7.684%, 4/20/2037(a)(b)	276,093
330,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	330,656
300,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 5.190%, 10/20/2038(a)(b)	299,775
250,000	Golub Capital CLO 82 B Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(a)(b)	250,572
Principal Amount (‡)	Description	Value (†)

$255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.216%, 4/15/2034(a)(b)	$251,188
550,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.235%, 1/15/2038(a)(b)	551,305
335,000	Magnetite XLVIII Ltd., Series 2025-48A, Class A1, 3 mo. USD SOFR + 1.280%, 5.572%, 10/15/2038(a)(b)	335,923
305,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 5.122%, 10/20/2038(a)(b)	305,529
250,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.198%, 10/25/2038(a)(b)	250,653
250,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.254%, 7/20/2037(a)(b)	250,569
500,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.200%, 1/21/2038(a)(b)	501,497
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 5.625%, 4/16/2031(a)(b)	300,130
375,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 5.539%, 7/18/2037(a)(b)	375,546
250,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 5.134%, 10/19/2038(a)(b)	250,479
690,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.505%, 7/15/2037(a)(b)	691,652
370,000	Rad CLO 26 Ltd., Series 2024-26A, Class A, 3 mo. USD SOFR + 1.370%, 5.254%, 10/20/2037(a)(b)	370,603
285,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 5.575%, 10/15/2038(a)(b)	285,821
325,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.289%, 10/15/2038(a)(b)	325,680
250,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 5.615%, 10/24/2037(a)(b)	250,998
285,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.582%, 10/17/2038(a)(b)	286,085
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$250,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.584%, 4/20/2038(a)(b)	$250,405
335,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.518%, 7/15/2037(a)(b)	335,458
	Total Collateralized Loan Obligations (Identified Cost $12,155,677)	12,169,655

Senior Loans — 4.8%
	Automotive — 0.2%
295,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 11/05/2032(j)	296,230
55,000	First Brands Group LLC, 2021 Term Loan, 9.570%, 3/30/2027(k)	112
67,341	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(k)	137
23,056	First Brands Group LLC, 2025 DIP Term Loan, 8.450% PIK and/or 1 mo. USD SOFR + 1.550% Cash, 6/29/2026(b)(e)(l)	4,150
		300,629
	Brokerage — 0.0%
101,105	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.672%, 10/31/2031(b)(l)	101,598
	Construction Machinery — 0.1%
85,000	Herc Holdings, Inc., Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.522%, 6/02/2032(b)(l)	85,301
74,865	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 10/08/2031(b)(l)	75,165
79,595	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.216%, 2/14/2031(b)(l)	79,893
		240,359
	Consumer Cyclical Services — 0.3%
55,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 4/06/2028(b)(l)	55,041
473,642	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 6/22/2030(b)(l)	474,637
		529,678
	Diversified Manufacturing — 0.3%
106,621	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.734%, 2/11/2028(b)(l)	106,821
463,107	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(l)	462,964
		569,785
Principal Amount (‡)	Description	Value (†)

	Electric — 0.5%
$1,023,885	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.593%, 4/16/2031(b)(l)	$1,026,271
	Environmental — 0.2%
330,000	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.216%, 10/08/2032(b)(l)	332,749
	Gaming — 0.6%
292,788	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.534%, 3/04/2032(b)(l)	292,735
739,596	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 11/30/2030(b)(l)	738,361
109,450	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.672%, 6/04/2032(b)(l)	109,450
		1,140,546
	Healthcare — 0.4%
504,003	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/09/2031(b)(l)	505,756
252,512	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.422%, 1/02/2031(b)(l)	253,934
		759,690
	Lodging — 0.7%
340,169	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.477%, 11/08/2030(b)	342,087
925,900	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 5/24/2030(b)(l)	927,511
		1,269,598
	Metals & Mining — 0.2%
421,812	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 3/11/2032(b)(l)	423,217
	Paper — 0.3%
496,920	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/23/2031(b)	498,694
	Property & Casualty Insurance — 0.1%
114,713	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(j)	114,354
89,774	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.924%, 2/15/2031(b)(l)	89,495
		203,849
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — 0.8%
$102,447	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.484%, 10/24/2030(b)(l)	$102,640
500,126	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 1/31/2030(b)(l)	500,191
928,968	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.466%, 6/24/2031(b)(l)	930,482
		1,533,313
	Wireless — 0.1%
201,918	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.470%, 1/25/2031(b)(l)	202,654
	Total Senior Loans (Identified Cost $9,183,832)	9,132,630

Shares
Preferred Stocks — 0.1%

Convertible Preferred Stock — 0.1%
	Aerospace & Defense — 0.1%
2,858	Boeing Co., 6.000% (Identified Cost $147,908)	197,373

Common Stocks— 0.0%
	Real Estate Management & Development — 0.0%
600	Country Garden Holdings Co. Ltd.(f)	32
87,226	Times China Holdings Ltd.(f)	1,149
	Total Common Stocks (Identified Cost $252,801)	1,181

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 1.9%
$3,558,463	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $3,558,888 on 1/02/2026 collateralized by $3,614,600 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $3,629,784 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,558,463)	$3,558,463
	Total Investments — 99.4% (Identified Cost $189,718,222)	189,972,496
	Other assets less liabilities — 0.6%	1,229,995
	Net Assets — 100.0%	$191,202,491

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to $83,568,420 or 43.7% of net assets.

(b)
Variable rate security. Rate as of December 31, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
DIP	Debtor In Possession
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of December 31, 2025
Loomis Sayles Investment Grade Fixed Income Fund (continued)
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	339	$37,156,952	$37,054,289	$(102,663)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2026	40	4,833,831	4,720,000	(113,831)
Total					$(216,494)
At December 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	56	$6,497,379	$6,440,875	$56,504
See accompanying notes to financial statements.
| 36

Statements of Assets and Liabilities
December 31, 2025

	Income Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$4,421,723,068	$189,718,222
Net unrealized appreciation (depreciation)	(29,702,357)	254,274
Investments at value	4,392,020,711	189,972,496
Cash	2,067,564	44,685
Foreign currency at value (identified cost $28,886 and $302, respectively)	28,860	306
Receivable for Fund shares sold	6,632,332	—
Receivable for securities sold	—	3,064
Dividends and interest receivable	50,880,716	2,004,423
Unrealized appreciation on forward foreign currency contracts (Note 2)	32,046	—
Tax reclaims receivable	15,362	1,101
Prepaid expenses	831	831
TOTAL ASSETS	4,451,678,422	192,026,906
LIABILITIES
Options written, at value (premiums received $6,884,573 and $0, respectively) (Note 2)	2,920,322	—
Payable for securities purchased	30,509,354	409,118
Payable for Fund shares redeemed	3,915,828	—
Payable for variation margin on futures contracts (Note 2)	1,614,653	44,260
Management fees payable (Note 6)	1,810,560	58,850
Deferred Trustees’ fees (Note 6)	2,612,046	217,573
Administrative fees payable (Note 6)	157,774	6,833
Payable to distributor (Note 6d)	39,169	—
Audit and tax services fees payable	68,834	61,119
Other accounts payable and accrued expenses	183,850	26,662
TOTAL LIABILITIES	43,832,390	824,415
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$4,407,846,032	$191,202,491
NET ASSETS CONSIST OF:
Paid-in capital	$5,408,711,245	$212,304,749
Accumulated loss	(1,000,865,213)	(21,102,258)
NET ASSETS	$4,407,846,032	$191,202,491
See accompanying notes to financial statements.
37 |

Statements of Assets and Liabilities (continued)
December 31, 2025
	Income Fund	Investment Grade Fixed Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$3,173,539,922	$191,202,491
Shares of beneficial interest	259,199,967	18,274,761
Net asset value, offering and redemption price per share	$12.24	$10.46
Retail Class:
Net assets	$639,591,526	$—
Shares of beneficial interest	52,598,570	—
Net asset value, offering and redemption price per share	$12.16	$—
Admin Class shares:
Net assets	$29,263,326	$—
Shares of beneficial interest	2,415,782	—
Net asset value, offering and redemption price per share	$12.11	$—
Class N shares:
Net assets	$565,451,258	$—
Shares of beneficial interest	46,257,969	—
Net asset value, offering and redemption price per share	$12.22	$—

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 38

Statements of Operations
For the Year Ended December 31, 2025

	Income Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$265,342,486	$11,703,269
Dividends	1,486,617	17,286
Less net foreign taxes withheld	(15,893)	—
	266,813,210	11,720,555
Expenses
Management fees (Note 6)	24,570,911	840,812
Service and distribution fees (Note 6)	1,776,085	—
Administrative fees (Note 6)	1,886,586	90,116
Trustees' fees and expenses (Note 6)	363,195	41,982
Transfer agent fees and expenses (Notes 6, 7 and 8)	3,294,924	6,080
Audit and tax services fees	73,522	65,810
Custodian fees and expenses	218,233	85,907
Legal fees	187,819	9,399
Registration fees	101,676	24,024
Shareholder reporting expenses	185,023	22,114
Miscellaneous expenses	135,115	43,760
Total expenses	32,793,089	1,230,004
Less waiver and/or expense reimbursement (Note 6)	(2,882,240)	(115,847)
Less expense offset (Note 8)	(14,001)	(81)
Net expenses	29,896,848	1,114,076
Net investment income	236,916,362	10,606,479
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(200,981,911)	(2,024,693)
Futures contracts	13,657,512	(1,493,097)
Options written	20,620,567	—
Forward foreign currency contracts (Note 2d)	(1,300,704)	—
Foreign currency transactions (Note 2c)	(730,346)	(27,384)
Net change in unrealized appreciation (depreciation) on:
Investments	314,010,959	7,545,520
Futures contracts	(57,102)	776,467
Options written	3,964,251	—
Forward foreign currency contracts (Note 2d)	(195,337)	—
Foreign currency translations (Note 2c)	117,641	4,178
Net realized and unrealized gain on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions	149,105,530	4,780,991
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$386,021,892	$15,387,470
See accompanying notes to financial statements.
39 |

Statements of Changes in Net Assets

	Income Fund		Investment Grade Fixed Income Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$236,916,362	$233,369,058	$10,606,479	$9,546,966
Net realized loss on investments, futures contracts, written options, forward foreign currency contracts and foreign currency transactions	(168,734,882)	(170,046,889)	(3,545,174)	(4,603,542)
Net change in unrealized appreciation on investments, futures contracts, written options, forward foreign currency contracts and foreign currency translations	317,840,412	218,869,337	8,326,165	1,355,362
Net increase in net assets resulting from operations	386,021,892	282,191,506	15,387,470	6,298,786
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(148,074,888)	(181,684,208)	(10,787,694)	(9,639,559)
Retail Class	(29,104,860)	(36,842,095)	—	—
Admin Class	(1,174,165)	(1,496,547)	—	—
Class N	(25,553,513)	(24,429,964)	—	—
Total distributions	(203,907,426)	(244,452,814)	(10,787,694)	(9,639,559)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(151,083,025)	(218,525,533)	(36,451,931)	31,020,890
Net increase (decrease) in net assets	31,031,441	(180,786,841)	(31,852,155)	27,680,117
NET ASSETS
Beginning of the year	4,376,814,591	4,557,601,432	223,054,646	195,374,529
End of the year	$4,407,846,032	$4,376,814,591	$191,202,491	$223,054,646
See accompanying notes to financial statements.
| 40

Financial Highlights
For a share outstanding throughout each period.

	Income Fund – Institutional Class
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$11.75	$11.64	$11.35	$13.62	$13.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.65	0.62	0.54	0.42	0.34
Net realized and unrealized gain (loss)	0.40	0.14	0.34	(2.11)	0.09
Total from Investment Operations	1.05	0.76	0.88	(1.69)	0.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(0.65)	(0.59)	(0.58)	(0.39)
Net asset value, end of the period	$12.24	$11.75	$11.64	$11.35	$13.62
Total return(b)	9.14%	6.70%	8.05%	(12.49)%	3.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,173,540	$3,187,651	$3,386,079	$3,759,888	$5,776,109
Net expenses(c)	0.64%(d)	0.66%(e)	0.67%(f)	0.67%	0.67%
Gross expenses	0.71%	0.72%	0.71%	0.69%	0.68%
Net investment income	5.42%	5.28%	4.75%	3.44%	2.47%
Portfolio turnover rate	104%	62%	30%	23%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2025, the expense limit decreased from 0.65% to 0.64%. See Note 6 of Notes to Financial Statements.
(e)	Effective July 1, 2024, the expense limit decreased from 0.66% to 0.65%.
(f)	Effective July 1, 2023, the expense limit decreased from 0.67% to 0.66%.

	Income Fund – Retail Class
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$11.67	$11.57	$11.28	$13.55	$13.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.62	0.58	0.51	0.39	0.30
Net realized and unrealized gain (loss)	0.40	0.14	0.34	(2.11)	0.10
Total from Investment Operations	1.02	0.72	0.85	(1.72)	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.62)	(0.56)	(0.55)	(0.36)
Net asset value, end of the period	$12.16	$11.67	$11.57	$11.28	$13.55
Total return(b)	8.93%	6.38%	7.83%	(12.78)%	2.98%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$639,592	$670,561	$740,592	$861,223	$1,248,925
Net expenses(c)	0.90%(d)	0.91%(e)	0.92%(f)	0.92%	0.92%
Gross expenses	0.96%	0.97%	0.96%	0.94%	0.93%
Net investment income	5.16%	5.03%	4.50%	3.20%	2.22%
Portfolio turnover rate	104%	62%	30%	23%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2025, the expense limit decreased from 0.90% to 0.89%. See Note 6 of Notes to Financial Statements.
(e)	Effective July 1, 2024, the expense limit decreased from 0.91% to 0.90%.
(f)	Effective July 1, 2023, the expense limit decreased from 0.92% to 0.91%.

See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Income Fund– Admin Class
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the year	$11.63	$11.53	$11.24	$13.49	$13.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.59	0.56	0.49	0.36	0.27
Net realized and unrealized gain (loss)	0.39	0.13	0.34	(2.09)	0.09
Total from Investment Operations	0.98	0.69	0.83	(1.73)	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.59)	(0.54)	(0.52)	(0.32)
Net asset value, end of the period	$12.11	$11.63	$11.53	$11.24	$13.49
Total return(b)	8.60%	6.24%	7.50%	(12.91)%	2.74%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$29,263	$28,015	$30,522	$30,678	$44,562
Net expenses(c)	1.13%(d)(e)	1.12%(f)(g)	1.13%(h)(i)	1.13%(h)	1.15%(j)
Gross expenses	1.20%(e)	1.19%(f)	1.17%(h)	1.15%(h)	1.16%(j)
Net investment income	4.93%	4.81%	4.31%	2.99%	1.99%
Portfolio turnover rate	104%	62%	30%	23%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2025, the expense limit decreased from 1.15% to 1.14%. See Note 6 of Notes to Financial Statements.
(e)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.
(f)	Includes refund of prior year service fee of 0.03%.
(g)	Effective July 1, 2024, the expense limit decreased from 1.16% to 1.15%.
(h)	Includes refund of prior year service fee of 0.04%.
(i)	Effective July 1, 2023, the expense limit decreased from 1.17% to 1.16%.
(j)	Includes refund of prior year service fee of 0.02%.

	Income Fund– Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the year	$11.73	$11.63	$11.33	$13.60	$13.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.66	0.62	0.55	0.43	0.35
Net realized and unrealized gain (loss)	0.40	0.13	0.35	(2.11)	0.08
Total from Investment Operations	1.06	0.75	0.90	(1.68)	0.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.57)	(0.65)	(0.60)	(0.59)	(0.40)
Net asset value, end of the period	$12.22	$11.73	$11.63	$11.33	$13.60
Total return	9.21%(b)	6.76%(b)	8.12%(b)	(12.46)%	3.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$565,451	$490,587	$400,409	$439,999	$519,821
Net expenses	0.59%(c)	0.60%(d)	0.62%(e)	0.61%	0.61%
Gross expenses	0.63%	0.64%	0.63%	0.61%	0.61%
Net investment income	5.47%	5.33%	4.81%	3.54%	2.56%
Portfolio turnover rate	104%	62%	30%	23%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Effective July 1, 2025, the expense limit decreased from 0.60% to 0.59%. See Note 6 of Notes to Financial Statements.
(d)	Effective July 1, 2024, the expense limit decreased from 0.61% to 0.60%.
(e)	Effective July 1, 2023, the expense limit decreased from 0.62% to 0.61%.

See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.
	Investment Grade Fixed Income Fund – Institutional Class
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$10.24	$10.40	$10.04	$11.86	$12.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.48	0.40	0.29	0.29
Net realized and unrealized gain (loss)	0.24	(0.16)	0.38	(1.70)	(0.19)
Total from Investment Operations	0.76	0.32	0.78	(1.41)	0.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(0.48)	(0.42)	(0.31)	(0.30)
Net realized capital gains	—	—	—	(0.10)	(0.41)
Total Distributions	(0.54)	(0.48)	(0.42)	(0.41)	(0.71)
Net asset value, end of the period	$10.46	$10.24	$10.40	$10.04	$11.86
Total return	7.59%(b)	3.14%(b)	8.00%(b)	(11.98)%	0.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$191,202	$223,055	$195,375	$193,489	$243,490
Net expenses	0.53%(c)	0.53%(c)	0.54%(c)(d)	0.52%	0.52%
Gross expenses	0.59%	0.57%	0.55%	0.52%	0.52%
Net investment income	5.05%	4.61%	3.93%	2.72%	2.33%
Portfolio turnover rate	76%	38%	41%	35%	85%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2023, the expense limit decreased from 0.55% to 0.53%.
See accompanying notes to financial statements.
43 |

Notes to Financial Statements
December 31, 2025
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Income Fund (formerly Loomis Sayles Bond Fund) (“Income Fund”)
Loomis Sayles Investment Grade Fixed Income Fund ("Investment Grade Fixed Income Fund")
Effective December 31, 2025, the Board of Trustees approved a change to the name of the Income Fund. The Fund's investment goal and principal investment strategies did change as a result of the name change. The Fund seeks to provide income with a secondary objective of capital appreciation.
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. In addition, Income Fund also offers Retail Class, Admin Class and Class N shares.
Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Income Fund and $3,000,000 for Investment Grade Fixed Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class) and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
| 44

Notes to Financial Statements (continued)
December 31, 2025
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a
45 |

Notes to Financial Statements (continued)
December 31, 2025
counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
| 46

Notes to Financial Statements (continued)
December 31, 2025
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of December 31, 2025.
h. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
i. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as defaulted and/or non-income producing securities, premium amortization, convertible bond adjustments, corporate actions, foreign currency gains and losses, return of capital distributions received, perpetual bond adjustments, capital gain distributions received, capital gains taxes and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, defaulted and/or non-income producing securities, return of capital distributions received, corporate actions, capital gain distributions received, premium amortization, forward foreign currency contract mark-to-market, capital gains taxes, options contract mark-to-market, straddle loss deferral adjustments, convertible bond adjustments and futures contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Income Fund	$203,907,426	$ —	$203,907,426	$244,452,814	$ —	$244,452,814
Investment Grade Fixed Income Fund	10,787,694	—	10,787,694	9,639,559	—	9,639,559
47 |

Notes to Financial Statements (continued)
December 31, 2025
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Income Fund	Investment Grade Fixed Income Fund
Undistributed ordinary income	$905,198	$41,643
Capital loss carryforward:
Short-term:
No expiration date	(3,197,441)	(3,817,130)
Long-term:
No expiration date	(963,148,700)	(16,766,062)
Total capital loss carryforward	(966,346,141)	(20,583,192)
Unrealized depreciation	(32,758,098)	(341,261)
Total accumulated losses	$(998,199,041)	$(20,882,810)
As of December 31, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Income Fund	Investment Grade Fixed Income Fund
Federal tax cost	$4,427,651,293	$190,313,380
Gross tax appreciation	$119,632,442	$4,361,697
Gross tax depreciation	(152,381,965)	(4,702,581)
Net tax depreciation	$(32,749,523)	$(340,884)
The difference between these amounts and those reported in the preceding table, if any, are primarily attributable to foreign currency mark-to-market.
j. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
k. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency
| 48

Notes to Financial Statements (continued)
December 31, 2025
of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
m. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
49 |

Notes to Financial Statements (continued)
December 31, 2025
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2025, at value:
Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$3,848,974,785	$ —	$3,848,974,785
Senior Loans(a)	—	234,514,494	—	234,514,494
Equity-Linked Notes	—	149,931,260	—	149,931,260
Collateralized Loan Obligations	—	84,921,092	—	84,921,092
Preferred Stocks
Convertible Preferred Stock(a)	4,147,191	—	—	4,147,191
Non-Convertible Preferred Stocks
Home Construction	1,091,175	—	—	1,091,175
Office REITs	—	—	2,068,666	2,068,666
Other REITs	—	9,433,877	—	9,433,877
Total Non-Convertible Preferred Stocks	1,091,175	9,433,877	2,068,666	12,593,718
Total Preferred Stocks	5,238,366	9,433,877	2,068,666	16,740,909
Common Stocks
Real Estate Management & Development	1,243	12,078	—	13,321
Technology Hardware, Storage & Peripherals	—	26,433	—	26,433
Total Common Stocks	1,243	38,511	—	39,754
Short-Term Investments	—	53,192,954	—	53,192,954
Purchased Options(a)	3,705,463	—	—	3,705,463
Total Investments	8,945,072	4,381,006,973	2,068,666	4,392,020,711
Forward Foreign Currency Contracts (unrealized appreciation)	—	32,046	—	32,046
Futures Contracts (unrealized appreciation)	12,845,362	—	—	12,845,362
Total	$21,790,434	$4,381,039,019	$2,068,666	$4,404,898,119

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(2,920,322)	$ —	$ —	$(2,920,322)
Futures Contracts (unrealized depreciation)	(11,390,735)	—	—	(11,390,735)
Total	$(14,311,057)	$ —	$ —	$(14,311,057)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 50

Notes to Financial Statements (continued)
December 31, 2025

Investment Grade Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$ —	$85,681	$87,386	$173,067
All Other Non-Convertible Bonds(a)	—	163,752,514	—	163,752,514
Total Non-Convertible Bonds	—	163,838,195	87,386	163,925,581
Convertible Bonds(a)	—	397,215	—	397,215
Municipals(a)	—	590,398	—	590,398
Total Bonds and Notes	—	164,825,808	87,386	164,913,194
Collateralized Loan Obligations	—	12,169,655	—	12,169,655
Senior Loans(a)	—	9,132,630	—	9,132,630
Preferred Stocks(a)	197,373	—	—	197,373
Common Stocks
Real Estate Management & Development	32	1,149	—	1,181
Short-Term Investments	—	3,558,463	—	3,558,463
Total Investments	197,405	189,687,705	87,386	189,972,496
Futures Contracts (unrealized appreciation)	56,504	—	—	56,504
Total	$253,909	$189,687,705	$87,386	$190,029,000

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(216,494)	$ —	$ —	$(216,494)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or December 31, 2025:
Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$2,361,202	$ —	$ —	$(292,536)	$ —	$ —	$ —	$ —	$2,068,666	$(292,536)
51 |

Notes to Financial Statements (continued)
December 31, 2025

Investment Grade Fixed Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,367	$ —	$80	$469	$ —	$(3,916)	$ —	$ —	$ —	$ —
Collateralized Mortgage Obligations	—	—	911	(105)	—	(15,506)	102,086	—	87,386	(105)
Total	$3,367	$ —	$991	$364	$ —	$(19,422)	$102,086	$ —	$87,386	$(105)
A debt security valued at $102,086 was transferred from Level 2 to Level 3 during the period ended December 31, 2025. At December 31, 2024, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At December 31, 2025, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts and option contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the year ended December 31, 2025, Income Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts, purchased call options and written call options to hedge against changes in interest rates. The Funds may also use futures contracts to manage duration without having to buy or sell portfolio securities and gain investment exposure. During the year ended December 31, 2025, the Funds used futures contracts to manage duration. Income Fund also engaged in option contracts for duration management.
The following is a summary of derivative instruments for Income Fund as of December 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[2]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$ —	$32,046	$ —	$32,046
Exchange-traded asset derivatives
Interest rate contracts	3,705,463	—	12,845,362	16,550,825
Total asset derivatives	$3,705,463	$32,046	$12,845,362	$16,582,871
| 52

Notes to Financial Statements (continued)
December 31, 2025

Liabilities	Options written at value	Unrealized depreciation on futures contracts[2]	Total
Exchange-traded liability derivatives
Interest rate contracts	$(2,920,322)	$(11,390,735)	$(14,311,057)

1	Represents purchased options, at value.
2
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Income Fund during the year ended December 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$(8,921,559)	$ —	$13,657,512	$20,620,567
Foreign exchange contracts	—	(1,300,704)	—	—
Total	$(8,921,559)	$(1,300,704)	$13,657,512	$20,620,567

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$(2,881,058)	$ —	$(57,102)	$3,964,251
Foreign exchange contracts	—	(195,337)	—	—
Total	$(2,881,058)	$(195,337)	$(57,102)	$3,964,251

1	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
The following is a summary of derivative instruments for Investment Grade Fixed Income Fund as of December 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$56,504

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(216,494)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Fixed Income Fund during the year ended December 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(1,493,097)
53 |

Notes to Financial Statements (continued)
December 31, 2025

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$776,467
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the year ended December 31, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts	Options purchased	Options written
Income Fund	$3,777,820,438	$14,518,816	$667,146,155	$1,192,303,788
Investment Grade Fixed Income Fund	89,892,355	—	—	—
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of December 31, 2025, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$32,046	$ —	$32,046	$ —	$32,046
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event
| 54

Notes to Financial Statements (continued)
December 31, 2025
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended December 31, 2025, purchases and sales of securities (excluding short-term investments and option contracts and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Income Fund	$1,792,995,211	$1,935,970,124	$2,597,414,572	$2,627,281,404
Investment Grade Fixed Income Fund	51,672,808	62,531,463	100,707,007	125,477,386
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $3 billion	Next $22 billion	Over $25 billion
Income Fund	0.59%	0.49%	0.48%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2026 for Investment Grade Fixed Income Fund and April 30, 2027 for Income Fund, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Income Fund	0.64%	0.89%	1.14%	0.59%
Investment Grade Fixed Income Fund	0.53%	— %	— %	— %
Prior to July 1, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Income Fund were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Income Fund	0.65%	0.90%	1.15%	0.60%
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio,
55 |

Notes to Financial Statements (continued)
December 31, 2025
provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended December 31, 2025, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Income Fund	$24,570,911	$2,882,240	$21,688,671	0.56%	0.49%
Investment Grade Fixed Income Fund	840,812	115,847	724,965	0.40%	0.34%

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
No expenses were recovered for either Fund during the year ended December 31, 2025 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, Income Fund has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).
Under the Retail Class Plan, Income Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
Under the Admin Class Plan, Income Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the year ended December 31, 2025, the service and distribution fees for Income Fund were as follows:
	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Income Fund	$66,532	$1,639,617	$69,936
For the year ended December 31, 2025, Natixis Distribution refunded Income Fund $3,404 of prior year Admin Class service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
| 56

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Income Fund	$1,886,586
Investment Grade Fixed Income Fund	90,116
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended December 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for Income Fund were $3,058,668.
As of December 31, 2025, Income Fund owes Natixis Distribution $39,169 in reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor).
Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
f. Affiliated Ownership. As of December 31, 2025, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Income Fund representing 0.63% of the Fund's net assets.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Income Fund attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
57 |

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, Income Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Income Fund	$2,689,463	$554,887	$23,697	$12,876
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2025, neither Fund had borrowings under this agreement.
10.Risk. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of December 31, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Investment Grade Fixed Income Fund	7	69.74%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
| 58

Notes to Financial Statements (continued)
December 31, 2025
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	37,940,481	$456,341,058	43,767,575	$510,431,037
Issued in connection with the reinvestment of distributions	11,235,736	134,846,383	14,232,760	165,862,951
Redeemed	(61,344,059)	(736,843,795)	(77,425,419)	(903,992,776)
Net change	(12,167,842)	$(145,656,354)	(19,425,084)	$(227,698,788)
Retail Class
Issued from the sale of shares	5,162,957	$61,514,838	5,120,231	$59,686,804
Issued in connection with the reinvestment of distributions	2,375,717	28,308,066	3,057,802	35,410,998
Redeemed	(12,401,144)	(147,815,457)	(14,715,440)	(170,293,145)
Net change	(4,862,470)	$(57,992,553)	(6,537,407)	$(75,195,343)
Admin Class
Issued from the sale of shares	747,950	$8,877,950	743,477	$8,605,977
Issued in connection with the reinvestment of distributions	98,219	1,166,378	128,494	1,482,677
Redeemed	(840,177)	(9,942,746)	(1,109,971)	(12,831,680)
Net change	5,992	$101,582	(238,000)	$(2,743,026)
Class N
Issued from the sale of shares	10,085,481	$120,454,912	10,520,788	$123,555,855
Issued in connection with the reinvestment of distributions	1,825,839	21,885,018	1,923,247	22,399,735
Redeemed	(7,482,089)	(89,875,630)	(5,053,472)	(58,843,966)
Net change	4,429,231	$52,464,300	7,390,563	$87,111,624
Decrease from capital share transactions	(12,595,089)	$(151,083,025)	(18,809,928)	$(218,525,533)

	Year Ended December 31, 2025		Year Ended December 31, 2024
Investment Grade Fixed Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	2,488,167	$25,825,202	2,416,535	$25,005,395
Issued in connection with the reinvestment of distributions	1,025,467	10,660,359	920,936	9,526,372
Redeemed	(7,021,390)	(72,937,492)	(333,915)	(3,510,877)
Net change	(3,507,756)	$(36,451,931)	3,003,556	$31,020,890
Increase (decrease) from capital share transactions	(3,507,756)	$(36,451,931)	3,003,556	$31,020,890
59 |

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Loomis Sayles Funds I and Shareholders of Loomis Sayles Income Fund and Loomis Sayles Investment Grade Fixed Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Income Fund and Loomis Sayles Investment Grade Fixed Income Fund (two of the funds constituting Loomis Sayles Funds I, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from a broker and an agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
| 60

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2025, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
Income Fund	0.31%
Investment Grade Fixed Income Fund	0.16%
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Funds below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds pay a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
Fund	Qualifying Percentage
Income Fund	0.31%
Investment Grade Fixed Income Fund	0.14%
Section 163(j) Interest Dividends. For the fiscal year ended December 31, 2025, the Funds below will designate up to the maximum amount allowable as Section 163(j) Interest Dividends. These percentages are noted below:
Fund	Qualifying Percentage
Income Fund	87.56%
Investment Grade Fixed Income Fund	90.32%
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LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 2/28/2027
M-LSIF2A-1225

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the current reporting period due to the timing of the Board’s approval of these agreements.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.  Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a)	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a)	(3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin P. Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin P. Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	February 23, 2026

By:	/s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	February 23, 2026